UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2022
Date of reporting period: June 30, 2022

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis Funds

Davis Opportunity Fund

Davis Financial Fund

Davis Real Estate Fund

Davis Appreciation and Income Fund

Davis Government Bond Fund

Davis Government Money Market Fund

(part of Davis Series, Inc.)

June 30, 2022

SEMI-ANNUAL REPORT

DAVIS SERIES, INC.	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. (the “Funds”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments and Form N-MFP
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters [excluding Davis Government Money Market Fund]). Davis Government Money Market Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds’ Forms N-CSR (Annual and Semi-Annual Reports), N-PORT Part F, and Davis Government Money Market Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ quarter-end holdings (other than Davis Government Bond Fund and Davis Government Money Market Fund) is also available at www.davisfunds.com on or about the 15th day following each quarter end and remains available on the website until the list is updated for the subsequent quarter.

DAVIS SERIES, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for certain funds. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We value the trust you have placed in us and look forward to continuing our investment journey together.

Sincerely,

Christopher C. Davis
President

August 1, 2022

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND

Performance Overview
Davis Opportunity Fund outperformed the Standard & Poor’s 1500® Index (“S&P 1500®”or the “Index”) for the six-month period ended June 30, 2022 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of -19.33%, versus a -19.91% return for the S&P 1500®. The sectors1 within the S&P 1500® that reported the weakest performance were Consumer Discretionary (down 33%), Communication Services (down 30%), and Information Technology (down 27%). Energy (up 31%) was the only sector in the S&P 1500® that reported positive performance during the period. The other sectors within the Index that were stronger comparatively were Utilities (down 1%) and Consumer Staples (down 6%).

Contributors to Performance

The Fund continued to hold a large sector position in Health Care. These holdings were the most significant contributor2 to performance relative to the Index. The Fund’s holdings outperformed the Index sector (down 5%, versus down 9%) and the Fund benefited from a significantly higher average weighting in this sector (25%, compared to 14%). Cigna3 (up 16%) was the overall top contributor to performance and largest holding at the end of the period, representing 8.39% of net assets. UnitedHealth Group (up 3%) and Humana (up 1%) were also contributors from this sector.

The Fund’s largest average sector position during the period was in Financials and these holdings were beneficial to relative performance. The Fund’s holdings outperformed the Index sector (down 14%, versus down 18%) and the Fund benefited from a higher average weighting (25%, compared to 12%) in this sector. AIA Group (up 9%) and Markel (up 5%) were among the largest contributors to performance.

The Fund also benefited from its lower average weighting in the weaker performing Information Technology (10%, versus 26%) and Consumer Discretionary (6%, versus 12%) sectors. Consumer Discretionary holding Quotient Technology (up 2%) was a small contributor prior to being sold in January.

The Fund’s sole holding in the Materials sector, Teck Resources (up 8%), outperformed the Index sector (down 17%). Industrials holding Raytheon Technologies (up 13%) was also a key contributor to performance.

Additionally, a 4% average repurchase agreement (cash) position during the period also benefited relative performance in a weak market environment.

Detractors from Performance

The Fund’s Industrials holdings were most significant detractor from performance both on an absolute and relative basis. The Fund’s holdings underperformed the Index sector (down 29%, versus down 18%). Schneider Electric (down 38%) and Johnson Controls (down 40%) were among the weaker performers from this sector.

The aforementioned Financials sector holdings contributed to overall relative performance due to its stock selection and overweight position but was still a top detractor from absolute performance. Capital One Financial (down 28%), Wells Fargo (down 18%), and U.S. Bancorp (down 17%) were among the key detractors from performance during the period. Wells Fargo, U.S. Bancorp, and Capital One Financial were top ten holdings at the end of the period, representing 6.74%, 4.90%, and 4.45% of net assets, respectively.

The Fund had no exposure in Energy or Utilities and was underweight in Consumer Staples (average weighting of 3%, versus 6%), the three strongest performing sectors of the S&P 1500®. In addition, the Fund’s Consumer Staples holdings underperformed the Index sector (down 34%, versus down 6%). These factors all caused relative performance to suffer.

Delivery Hero (down 64%), a new addition to the Fund in January, was the overall top detractor from performance. Quest Diagnostics (down 22%), Viatris (down 21%), Applied Materials (down 42%), and Vimeo (down 66%) were additional detractors during the period.

The Fund had an average weighting of 16% of net assets in foreign securities. The Fund’s foreign holdings underperformed the U.S. holdings (down 29%, compared to down 18%).

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, headline risk, large-capitalization companies risk, mid- and small-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, and foreign currency risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2022, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 1500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Standard & Poor’s 1500® Index over 10 years for an investment made on June 30, 2012

Average Annual Total Return for periods ended June 30, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(18.76)%	6.62%	11.61%	10.11%	12/01/94	0.93%	0.93%
Class A - with sales charge*	(22.61)%	5.59%	11.08%	9.92%	12/01/94	0.93%	0.93%
Class C**	(20.12)%	5.77%	10.90%	7.34%	08/15/97	1.75%	1.75%
Class Y	(18.55)%	6.87%	11.88%	7.69%	09/18/97	0.68%	0.68%
S&P 1500® Index***	(11.02)%	10.92%	12.78%	10.15%

The Standard & Poor’s 1500® Index is comprised of the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® indices, which together represent approximately 90% of U.S. market capitalization. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Davis Opportunity Fund’s performance benefited from IPO purchases in 2013 and 2014. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND

Performance Overview

Davis Government Bond Fund underperformed the Bloomberg Barclays U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the six-month period ended June 30, 2022 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of -4.15%, versus a -3.01% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less. The Fund maintained a weighted average maturity of 2.20 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities. The largest position during the period was in collateralized mortgage obligations (average weighting of 59%). Additionally, the Fund had a significant average weighting (16%) in repurchase agreements (cash).

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund’s principal risks are: U.S. government securities risk, repurchase agreement risk, credit risk, changes in debt rating risk, fees and expenses risk, inflation risk, interest rate risk, extension and prepayment risk, and variable current income risk. See the prospectus for a full description of each risk.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2022, unless otherwise noted.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the Bloomberg Barclays U.S. Government 1-3 Year Bond Index
over 10 years for an investment made on June 30, 2012

Average Annual Total Return for periods ended June 30, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(5.11)%	(0.18)%	(0.01)%	2.59%	12/01/94	1.28%	1.00%
Class A - with sales charge*	(9.62)%	(1.15)%	(0.50)%	2.41%	12/01/94	1.28%	1.00%
Class C**	(6.73)%	(0.94)%	(0.65)%	1.84%	08/19/97	2.95%	1.75%
Class Y	(5.01)%	0.07%	0.29%	2.11%	09/01/98	0.97%	0.75%
Bloomberg Barclays U.S. Government 1-3 Year Bond Index***	(3.50)%	0.90%	0.78%	3.27%

The Bloomberg Barclays U.S. Government 1-3 Year Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate Treasuries and government-related securities. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND

Performance Overview
Davis Financial Fund outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2022 (the “period”). The Fund’s Class A shares delivered a total return of -15.78%, versus a -19.96% return for the S&P 500®. The sectors1 within the S&P 500® that reported the weakest performance were Consumer Discretionary (down 33%), Communication Services (down 30%), and Information Technology (down 27%). In addition, each of the five industries within the Financials sector saw negative performance (Banks, Capital Markets, Consumer Finance, Diversified Financial Services, and Insurance). Energy (up 32%) was the only sector in the S&P 500® that reported positive performance during the period. The other sectors within the Index that were stronger comparatively were Utilities (down 1%) and Consumer Staples (down 6%).

Contributors to Performance
The Fund continued to hold a significant position in the Insurance industry. The Fund ended the period with 20% of net assets in this industry. The Fund’s Insurance holdings were the most important contributor2 to absolute performance and the primary reason why the Fund outperformed the Index during the period. The Fund’s holdings outperformed the Index industry (up 6%, compared to down 2%). Alleghany3 (up 25%) was the overall top contributor to performance. The Fund liquidated its Alleghany position in June. Markel (up 5%), Chubb (up 3%), Loews (up 3%), and Everest Re Group (up 4%) were other contributors from the Insurance industry. Chubb and Markel were top five holdings at the end of the period, representing 6.84% and 6.29% of net assets, respectively.
In March, the Fund initiated a position in Prosus (up 16%), the only non-financial holding in the Fund. The Consumer Discretionary holding was the second largest contributor to performance during the period.
The Fund had an average weighting of 19% of net assets in foreign securities. The Fund’s foreign holdings slightly outperformed the U.S. holdings (down 14%, versus down 16%).
Detractors from Performance
The Fund’s largest industry weighting during the period was in Banks, ending the period with 43% of net assets in this industry. The Fund’s Bank holdings were the top detractor from absolute performance. JPMorgan Chase (down 28%), Bank of America (down 29%), Wells Fargo (down 18%), PNC Financial (down 20%), and U.S. Bancorp (down 17%), all holdings that were significant contributors in 2021, were among the largest detractors from performance during the period. All remain as top ten holdings at the end of the period.
All three holdings from the Capital Markets industry, Bank of New York Mellon (down 27%), Julius Baer Group (down 28%), and Charles Schwab (down 24%), were top detractors from performance.
The overall top detractor from performance was also the largest holding at the end of the period, Capital One Financial. The Consumer Finance holding was down 28% and represented 8.06% of net assets at the end of the period. Another weak performer was Thrifts & Mortgage Finance holding, Rocket Companies (down 43%).

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund’s principal risks are: stock market risk, common stock risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2022, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2012

Average Annual Total Return for periods ended June 30, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(12.37)%	5.12%	9.96%	10.74%	05/01/91	0.95%	0.95%
Class A - with sales charge*	(16.53)%	4.10%	9.44%	10.57%	05/01/91	0.95%	0.95%
Class C**	(13.86)%	4.30%	9.23%	6.51%	08/12/97	1.72%	1.72%
Class Y	(12.16)%	5.36%	10.19%	7.55%	03/10/97	0.71%	0.71%
S&P 500® Index***	(10.62)%	11.30%	12.95%	9.84%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 05/01/91.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND

Performance Overview
Davis Appreciation & Income Fund outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2022 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of -18.52%, versus a return of -19.96% for the Index. The sectors1 within the S&P 500® that reported the weakest performance were Consumer Discretionary (down 33%), Communication Services (down 30%), and Information Technology (down 27%). Energy (up 32%) was the only sector in the S&P 500® that reported positive performance during the period. The other sectors within the Index that were stronger comparatively were Utilities (down 1%) and Consumer Staples (down 6%).

The Fund ended the period with 78% of net assets invested in equities, 19% in fixed-income securities, and 3% in repurchase agreements and cash.
Contributors to Performance
The Fund’s largest equity sector position during the period was in Financials. These holdings were a significant contributor2 to performance relative to the Index. The Fund’s holdings outperformed the Index sector (down 16%, versus down 18%) and the Fund benefited from a significantly higher average weighting in this sector (41%, compared to 12%). AIA Group3 (up 9%), Markel (up 5%), and Chubb (up 3%) were among the largest contributors to performance.
The Fund’s relative performance also benefited from being underweight in two of the weakest performing sectors of the Index, Consumer Discretionary (average weighting of 4%, versus 12%) and Information Technology (average weighting of 15%, versus 27%).
Cigna (up 16%), a Health Care holding, was the overall top contributor to performance.
Given the down market, the Fund benefited relative to the S&P 500® from its position in fixed-income securities. Additionally, the Fund had an average weighting of 9% of net assets in foreign equity securities. The Fund’s foreign equity holdings outperformed the U.S. equity holdings (down 10%, versus down 23%).
Detractors from Performance
The aforementioned Financials sector equity holdings contributed to overall relative performance due to its stock selection and overweight position but was still the top detractor from absolute performance. Capital One Financial (down 28%), Wells Fargo (down 18%), and Bank of New York Mellon (down 27%) were among the key detractors from performance during the period. Capital One Financial and Wells Fargo were top ten holdings at the end of the period, representing 5.59% and 5.33% of net assets, respectively.

The Fund’s equity holdings in the Information Technology sector were also a key detractor from absolute performance. The Fund’s holdings underperformed the Index sector (down 30%, versus down 27%). Applied Materials (down 42%) was the overall top detractor from performance. Intel (down 26%) and Microsoft (down 23%) were also among the weaker performers from this sector.

Compared to the Index, the Fund’s relative performance suffered by both underperforming (down 13%, versus down 8%) and being underweight (average weighting of 9%, versus 14%) in the Health Care sector. Quest Diagnostics (down 22%) was a key detractor.

The Fund had no equity exposure in Energy, Utilities, or Consumer Staples, the three strongest performing sectors of the S&P 500®, respectively. As a result, relative performance suffered.

Additional detractors from performance were Amazon (down 36%), the Fund’s lone Consumer Discretionary equity holding, along with Alphabet (down 24%) and Meta Platforms (down 52%), the only two equity holdings from the Communication Services sector.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund’s principal risks are: stock market risk, common stock risk, headline risk, large-capitalization companies risk, manager risk, preferred stock risk, bonds and other debt securities risk, interest rate risk, variable current income risk, credit risk, convertible securities risk, changes in debt rating risk, extension and prepayment risk, foreign country risk, depositary receipts risk, fees and expenses risk, mid- and small-capitalization companies risk, and high-yield, high-risk debt securities risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2022, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2012

Average Annual Total Return for periods ended June 30, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(15.09)%	5.21%	6.55%	7.57%	05/01/92	0.99%	0.99%
Class A - with sales charge*	(19.12)%	4.20%	6.03%	7.40%	05/01/92	0.99%	0.99%
Class C**	(16.58)%	4.40%	5.86%	5.13%	08/12/97	1.97%	1.75%
Class Y	(14.82)%	5.55%	6.83%	6.54%	11/13/96	0.68%	0.68%
S&P 500® Index***	(10.62)%	11.30%	12.95%	9.78%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 05/01/92.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND

Performance Overview
Davis Real Estate Fund outperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the six-month period ended June 30, 2022 (the “period”). The Fund delivered a total return of -20.85%, versus a -21.63% return for the Wilshire Index. All sub-industries1 in the Wilshire Index reported negative performance during the period. The sub-industries that reported the weakest performance were Retail REITs (down 29%), Industrial REITs (down 28%), and Office REITs (down 26%). The sub-industries within the Wilshire Index that were stronger comparatively were Diversified REITs (down 1%) and Health Care REITs (down 7%).

Contributors to Performance
No REIT sub-industry contributed2 positively to the Fund’s absolute performance during the period. However, several sub-industries contributed to performance relative to the Wilshire Index, including the largest Fund position and strongest contributor, Specialized REITs. The Fund’s holdings outperformed the Index sub-industry (down 17%, versus down 21%) and the Fund had a higher average weighting than the Index (23%, versus to 22%). Top contributors included CatchMark Timber Trust3 (up 18%) and VICI Properties (up 1%).

Residential REITs, the second-largest sub-industry position with an average weighting of 19%, were another relative outperformer. The Fund’s holdings outperformed the Index sub-industry (down 19%, versus down 21%). American Campus Communities (up 14%), was the single most important contributor to performance during the period. The Fund sold its position in American Campus Communities in April soon after it was announced the company was being purchased by Blackstone.

Radius Global Infrastructure (up 10%), a non-REIT position added to the Fund early in the period, was a key contributor to performance. Additional individual contributors were Ventas (up 2%), a Health Care REIT, and Duke Realty (up 6%), a recently purchased Industrial REIT.

Given the down market, the Fund benefited from its 2% average position in repurchase agreements (cash) during the period.

Detractors from Performance
Industrial REITs were the top detractor from absolute performance and an important detractor relative to the Wilshire Index. The Fund’s holdings underperformed the Index sub-industry (down 30%, versus down 28%), but a smaller average weighting than the Index (14%, versus 17%) in the lesser performing Index sub-industry reduced the impact from the weaker stock selection. Prologis (down 29%), the single largest contributor in 2021, was the overall top detractor from performance during the most recent period. Prologis remained the largest holding at the end of the period, representing 5.96% of net assets. Terreno Realty (down 34%) and Rexford Industrial Realty (down 28%), two other top contributors in 2021, were also significant detractors from the Industrial REITs sub-industry during the period.

The Fund’s Office REITs were a top detractor from performance on both an absolute and relative basis. The Fund was overweight in the weaker performing sub-industry (average weighting of 13%, versus 10% for the Index) and the Fund’s holdings underperformed the Index sub-industry (down 29%, versus down 26%). Alexandria Real Estate Equities (down 34%) and Cousins Properties (down 26%) were among the top detractors from performance.

The Fund was underweight in the top performing sub-industry of the Index, Diversified REITs (1% average weighting, versus 2%), and its lone holding underperformed (down 22%, versus down 1% for the Index sub-industry).

As discussed above, the Specialized REITs position in the Fund was a contributor to performance relative to the Wilshire Index. However, Specialized REITs were a significant detractor from absolute performance. Equinix (down 22%) and Digital Realty Trust (down 25%) were top detractors from this sub-industry.

Simon Property Group (down 39%), a Retail REIT, was the second largest detractor from performance during the period. Also among the top detractors were two Residential REITs, Essex Property Trust (down 25%) and AvalonBay Communities (down 22%).

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund’s principal risks are: stock market risk, common stock risk, real estate risk, headline risk, large-capitalization companies risk, manager risk, fees and expenses risk, mid- and small-capitalization companies risk, and variable current income risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2022, unless otherwise noted
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.

[2]
A company’s or sub-industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
 over 10 years for an investment made on June 30, 2012

Average Annual Total Return for periods ended June 30, 2022

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(7.49)%	5.58%	6.82%	8.96%	01/03/94	0.94%	0.94%
Class A - with sales charge*	(11.89)%	4.56%	6.30%	8.78%	01/03/94	0.94%	0.94%
Class C**	(9.16)%	4.72%	6.09%	7.12%	08/13/97	1.94%	1.75%
Class Y	(7.27)%	5.81%	7.05%	8.48%	11/08/96	0.71%	0.71%
S&P 500® Index***	(10.62)%	11.30%	12.95%	9.73%
Wilshire U.S. Real Estate Securities Index***	(6.68)%	5.25%	7.45%	9.57%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 01/03/94.

DAVIS SERIES, INC.	Fund Overview
DAVIS OPPORTUNITY FUND	June 30, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/22 Net Assets)		(% of 06/30/22 Stock Holdings)

			Fund	S&P 1500®
Common Stock (U.S.)	78.47%	Health Care	28.51%	14.80%
Common Stock (Foreign)	17.49%	Capital Goods	16.54%	5.79%
Short-Term Investments	3.57%	Banks	12.14%	4.13%
Other Assets & Liabilities	0.47%	Information Technology	9.83%	25.74%
	100.00%	Diversified Financials	7.28%	4.78%
		Retailing	6.96%	5.57%
		Insurance	6.35%	2.35%
		Media & Entertainment	5.01%	6.96%
		Materials	3.61%	2.90%
		Food, Beverage & Tobacco	2.52%	3.62%
		Transportation	1.23%	1.82%
		Commercial & Professional Services	0.02%	0.99%
		Energy	–	4.35%
		Other	–	16.20%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/22 Net Assets)

Cigna Corp.	Health Care Equipment & Services	8.39%
Wells Fargo & Co.	Banks	6.74%
Viatris Inc.	Pharmaceuticals, Biotechnology & Life Sciences	5.57%
UnitedHealth Group Inc.	Health Care Equipment & Services	5.15%
Quest Diagnostics Inc.	Health Care Equipment & Services	5.01%
U.S. Bancorp	Banks	4.90%
Owens Corning	Capital Goods	4.56%
Capital One Financial Corp.	Consumer Finance	4.45%
Markel Corp.	Property & Casualty Insurance	3.62%
Teck Resources Ltd., Class B	Materials	3.46%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT BOND FUND	June 30, 2022 (Unaudited)

Portfolio Composition		Fixed Income Portfolio Composition
(% of Fund’s 06/30/22 Net Assets)		(% of 06/30/22 Bond Holdings)

Fixed Income	78.49%	Collateralized Mortgage Obligations	73.29%
Short-Term Investments	21.52%	Fannie Mae Mortgage Pools	13.34%
Other Assets & Liabilities	(0.01)%	Ginnie Mae Mortgage Pools	10.07%
	100.00%	Freddie Mac Mortgage Pools	3.30%
			100.00%

Top 10 Fixed Income Holdings
(% of Fund’s 06/30/22 Net Assets)

Ginnie Mae, 4.5793%, 12/20/71	Collateralized Mortgage Obligations	10.00%
Ginnie Mae, 2.25%, 03/20/66	Collateralized Mortgage Obligations	8.56%
Fannie Mae, 3.57%, 11/01/25, Pool No. BL0533	Fannie Mae Mortgage Pools	5.59%
Ginnie Mae, 4.559%, 08/20/71, Pool No. 785652	Ginnie Mae Mortgage Pools	5.01%
Freddie Mac, 1.00%, 03/25/51	Collateralized Mortgage Obligations	4.16%
Ginnie Mae, 1.00%, 06/20/51	Collateralized Mortgage Obligations	3.65%
Ginnie Mae, 2.70%, 06/16/58	Collateralized Mortgage Obligations	3.03%
Ginnie Mae, 2.25%, 07/20/65	Collateralized Mortgage Obligations	2.96%
Ginnie Mae, 4.562%, 04/20/70, Pool No. BT6816	Ginnie Mae Mortgage Pools	2.89%
Fannie Mae, 2.4336% (1 month LIBOR + 0.81%), 12/25/39	Collateralized Mortgage Obligations	2.69%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2022 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s 06/30/22 Net Assets)		(% of 06/30/22 Portfolio Holdings)

Repurchase Agreements	38.19%	0-30 Days	74.60%
Federal Home Loan Bank	29.95%	31-90 Days	19.76%
Federal Farm Credit Bank	26.53%	91-180 Days	3.91%
Other Assets & Liabilities	5.33%	181-397 Days	1.73%
	100.00%		100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.	Fund Overview
DAVIS FINANCIAL FUND	June 30, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/22 Net Assets)		(% of 06/30/22 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	77.33%	Banks	43.66%	3.69%
Common Stock (Foreign)	21.47%	Insurance	19.94%	2.20%
Short-Term Investments	1.16%	Capital Markets	13.10%	2.88%
Other Assets & Liabilities	0.04%	Consumer Finance	12.05%	0.52%
	100.00%	Diversified Financial Services	6.68%	1.55%
		Retailing	2.63%	5.72%
		Thrifts & Mortgage Finance	1.94%	–
		Information Technology	–	26.84%
		Health Care	–	15.14%
		Media & Entertainment	–	7.45%
		Capital Goods	–	5.25%
		Energy	–	4.35%
		Other	–	24.41%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/22 Net Assets)

Capital One Financial Corp.	Consumer Finance	8.06%
Chubb Ltd.	Property & Casualty Insurance	6.84%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.60%
Markel Corp.	Property & Casualty Insurance	6.29%
Wells Fargo & Co.	Banks	6.29%
JPMorgan Chase & Co.	Banks	5.83%
U.S. Bancorp	Banks	5.77%
PNC Financial Services Group, Inc.	Banks	5.03%
Bank of America Corp.	Banks	4.96%
Bank of New York Mellon Corp.	Capital Markets	4.90%

DAVIS SERIES, INC.	Fund Overview
DAVIS APPRECIATION & INCOME FUND	June 30, 2022 (Unaudited)

Asset Allocation		Equity Industry Weightings
(% of Fund’s 06/30/22 Net Assets)		(% of 06/30/22 Stock Holdings)

			Fund	S&P 500®
Equities	78.22%	Diversified Financials	24.92%	4.95%
Fixed Income	18.93%	Information Technology	18.81%	26.84%
Short-Term Investments	2.90%	Banks	18.27%	3.69%
Other Assets & Liabilities	(0.05)%	Health Care	12.20%	15.14%
	100.00%	Media & Entertainment	9.41%	7.45%
		Insurance	8.75%	2.20%
		Retailing	4.25%	5.72%
		Capital Goods	3.39%	5.25%
		Energy	–	4.35%
		Food, Beverage & Tobacco	–	3.72%
		Utilities	–	3.10%
		Real Estate	–	2.92%
		Other	–	14.67%
			100.00%	100.00%

Equity Portfolio Composition		Top 10 Equity Holdings
(% of Fund’s 06/30/22 Stock Holdings)		(% of Fund’s 06/30/22 Net Assets)

Common Stock (U.S.)	87.98%	Berkshire Hathaway Inc., Class B	7.40%
Common Stock (Foreign)	12.02%	Alphabet Inc., Class C	6.22%
	100.00%	Capital One Financial Corp.	5.59%
		Wells Fargo & Co.	5.33%
		Applied Materials, Inc.	4.60%
		Texas Instruments Inc.	3.92%
		Amazon.com, Inc.	3.33%
		Viatris Inc.	3.32%
		Quest Diagnostics Inc.	3.20%
		Microsoft Corp.	3.20%

Fixed Income Portfolio Composition		Top 5 Fixed Income Holdings
(% of Fund’s 06/30/22 Bond Holdings)		(% of Fund’s 06/30/22 Net Assets)

Corporate Bonds	48.37%	Goldman Sachs Group, Inc., Sr. Notes, 1.9758%
Mortgages	46.39%	(SOFR + 0.81%), 03/09/27	1.85%
Municipal Bonds	5.24%	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13	1.48%
	100.00%	CVS Health Corp., Sr. Notes, 4.30%, 03/25/28	1.41%
		Morgan Stanley BAML Trust, Series 2013-C7, Class
		AS, 3.214%, 02/15/46	1.28%
		Occidental Petroleum Corp., Sr. Notes, 5.50%,
		12/01/25	1.23%

DAVIS SERIES, INC.	Fund Overview
DAVIS REAL ESTATE FUND	June 30, 2022 (Unaudited)

Portfolio Composition		Sub-Industry Weightings
(% of Fund’s 06/30/22 Net Assets)		(% of 06/30/22 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	98.13%	Specialized REITs	26.10%	22.57%
Short-Term Investments	1.61%	Residential REITs	17.61%	23.91%
Other Assets & Liabilities	0.26%	Industrial REITs	14.27%	16.58%
	100.00%	Retail REITs	12.64%	9.66%
		Office REITs	11.97%	9.32%
		Health Care REITs	11.00%	11.31%
		Hotel & Resort REITs	4.17%	3.46%
		Integrated Telecommunication Services	1.23%	–
		Diversified REITs	1.01%	2.67%
		Real Estate Operating Companies	–	0.28%
		Hotels, Resorts & Cruise Lines	–	0.24%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/22 Net Assets)

Prologis, Inc.	Industrial REITs	5.96%
American Tower Corp.	Specialized REITs	4.54%
Welltower Inc.	Health Care REITs	4.36%
Public Storage	Specialized REITs	4.14%
Equinix, Inc.	Specialized REITs	3.96%
Brixmor Property Group, Inc.	Retail REITs	3.72%
AvalonBay Communities, Inc.	Residential REITs	3.64%
Equity Residential	Residential REITs	3.33%
Rexford Industrial Realty, Inc.	Industrial REITs	3.30%
Crown Castle, Inc.	Specialized REITs	3.26%

DAVIS SERIES, INC.	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended June 30, 2022.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/22)	(06/30/22)	(01/01/22-06/30/22)
Davis Opportunity Fund
Class A (annualized expense ratio 0.93%**)
Actual	$1,000.00	$806.73	$4.17
Hypothetical	$1,000.00	$1,020.18	$4.66
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$803.36	$7.82
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.68%**)
Actual	$1,000.00	$807.74	$3.05
Hypothetical	$1,000.00	$1,021.42	$3.41
Davis Government Bond Fund
Class A (annualized expense ratio 1.00%**)
Actual	$1,000.00	$958.46	$4.86
Hypothetical	$1,000.00	$1,019.84	$5.01
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$956.38	$8.49
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$959.95	$3.64
Hypothetical	$1,000.00	$1,021.08	$3.76
Davis Government Money Market Fund
Class A, C, and Y (annualized expense ratio 0.26%**)
Actual	$1,000.00	$1,000.41	$1.29
Hypothetical	$1,000.00	$1,023.51	$1.30
Davis Financial Fund
Class A (annualized expense ratio 0.95%**)
Actual	$1,000.00	$842.16	$4.34
Hypothetical	$1,000.00	$1,020.08	$4.76
Class C (annualized expense ratio 1.72%**)
Actual	$1,000.00	$838.88	$7.84
Hypothetical	$1,000.00	$1,016.27	$8.60
Class Y (annualized expense ratio 0.71%**)
Actual	$1,000.00	$843.17	$3.24
Hypothetical	$1,000.00	$1,021.27	$3.56
Davis Appreciation & Income Fund
Class A (annualized expense ratio 0.99%**)
Actual	$1,000.00	$814.80	$4.45
Hypothetical	$1,000.00	$1,019.89	$4.96
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$811.76	$7.86
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.68%**)
Actual	$1,000.00	$816.24	$3.06
Hypothetical	$1,000.00	$1,021.42	$3.41
Davis Real Estate Fund
Class A (annualized expense ratio 0.94%**)
Actual	$1,000.00	$791.52	$4.18
Hypothetical	$1,000.00	$1,020.13	$4.71
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$788.36	$7.76
Hypothetical	$1,000.00	$1,016.12	$8.75
Class Y (annualized expense ratio 0.71%**)
Actual	$1,000.00	$792.58	$3.16
Hypothetical	$1,000.00	$1,021.27	$3.56

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	June 30, 2022 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (95.96%)
COMMUNICATION SERVICES – (4.80%)
Media & Entertainment – (4.80%)
Alphabet Inc., Class C *	5,495	$12,020,038
ASAC II L.P. *(a)(b)	116,129	113,748
IAC/InterActiveCorp *	52,020	3,951,959
Meta Platforms, Inc., Class A *	24,963	4,025,284
Vimeo, Inc. *	405,781	2,442,802
	Total Communication Services	22,553,831
CONSUMER DISCRETIONARY – (6.68%)
Retailing – (6.68%)
Alibaba Group Holding Ltd., ADR (China)*	34,800	3,956,064
Amazon.com, Inc. *	57,560	6,113,448
Delivery Hero SE (Germany)*	163,160	6,116,080
JD.com, Inc., Class A, ADR (China)	142,930	9,178,965
Prosus N.V., Class N (Netherlands)	91,910	6,017,891
	Total Consumer Discretionary	31,382,448
CONSUMER STAPLES – (2.42%)
Food, Beverage & Tobacco – (2.42%)
Darling Ingredients Inc. *	189,556	11,335,449
	Total Consumer Staples	11,335,449
FINANCIALS – (24.73%)
Banks – (11.64%)
U.S. Bancorp	500,760	23,044,975
Wells Fargo & Co.	807,921	31,646,266
		54,691,241
Diversified Financials – (6.99%)
Consumer Finance – (4.45%)
Capital One Financial Corp.	200,550	20,895,304
Diversified Financial Services – (2.54%)
Berkshire Hathaway Inc., Class B *	43,643	11,915,412
		32,810,716
Insurance – (6.10%)
Life & Health Insurance – (2.48%)
AIA Group Ltd. (Hong Kong)	1,073,200	11,632,214
Property & Casualty Insurance – (3.62%)
Markel Corp. *	13,146	17,001,065
		28,633,279
	Total Financials	116,135,236
HEALTH CARE – (27.36%)
Health Care Equipment & Services – (21.79%)
Cigna Corp.	149,532	39,404,673
CVS Health Corp.	81,829	7,582,275
Humana Inc.	16,395	7,674,008
Quest Diagnostics Inc.	176,811	23,512,327
UnitedHealth Group Inc.	47,045	24,163,723
		102,337,006

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2022 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (5.57%)
Viatris Inc.	2,496,950	$26,143,066
	Total Health Care	128,480,072
INDUSTRIALS – (17.07%)
Capital Goods – (15.87%)
Carrier Global Corp.	245,566	8,756,883
Eaton Corp. PLC	75,677	9,534,545
Ferguson PLC (United Kingdom)	64,985	7,268,283
Johnson Controls International plc	185,152	8,865,078
Owens Corning	288,370	21,428,775
Raytheon Technologies Corp.	63,134	6,067,809
Schneider Electric SE (France)	106,520	12,602,760
		74,524,133
Commercial & Professional Services – (0.02%)
China Index Holdings Ltd., Class A, ADR (China)*	111,658	81,488
Transportation – (1.18%)
DiDi Global Inc., Class A, ADS (China)*	1,875,208	5,531,864
	Total Industrials	80,137,485
INFORMATION TECHNOLOGY – (9.44%)
Semiconductors & Semiconductor Equipment – (5.29%)
Applied Materials, Inc.	80,670	7,339,357
Intel Corp.	254,550	9,522,715
Texas Instruments Inc.	51,792	7,957,841
		24,819,913
Software & Services – (4.15%)
Clear Secure, Inc., Class A *	114,920	2,298,400
DXC Technology Co. *	46,950	1,423,055
Microsoft Corp.	17,899	4,597,000
Oracle Corp.	72,660	5,076,754
SAP SE, ADR (Germany)	38,715	3,512,225
VMware, Inc., Class A	22,650	2,581,647
		19,489,081
	Total Information Technology	44,308,994
MATERIALS – (3.46%)
Teck Resources Ltd., Class B (Canada)	531,420	16,245,509
	Total Materials	16,245,509
TOTAL COMMON STOCK – (Identified cost $352,651,535)		450,579,024
SHORT-TERM INVESTMENTS – (3.57%)
StoneX Financial Inc. Joint Repurchase Agreement, 1.50%, 07/01/22, dated 06/30/22, repurchase value of $8,667,361 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-8.50%, 11/20/22-10/15/63, total market value $8,840,340)	$8,667,000	8,667,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2022 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	Truist Securities, Inc. Joint Repurchase Agreement, 1.49%, 07/01/22, dated 06/30/22, repurchase value of $8,089,335 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.27%-4.00%, 08/01/25-04/01/45, total market value $8,250,780)	$8,089,000	$8,089,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,756,000)		16,756,000
		Total Investments – (99.53%) – (Identified cost $369,407,535)	467,335,024
		Other Assets Less Liabilities – (0.47%)	2,203,661
		Net Assets – (100.00%)	$469,538,685

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	June 30, 2022 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (78.49%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (57.53%)
Fannie Mae, 1.9736% (1 month LIBOR + 0.35%), 07/25/37 (a)	$12,123	$12,045
Fannie Mae, 3.50%, 01/25/39	168,875	167,606
Fannie Mae, 2.4336% (1 month LIBOR + 0.81%), 12/25/39 (a)	716,309	726,074
Fannie Mae, 2.0236% (1 month LIBOR + 0.40%), 09/25/40 (a)	325,768	325,357
Fannie Mae, 3.00%, 04/25/41	270,859	267,832
Fannie Mae, 2.00%, 12/25/42	269,962	246,795
Fannie Mae, 2.50%, 04/25/43	544,128	527,043
Fannie Mae, 2.50%, 07/25/47	177,588	159,259
Freddie Mac, 4.00%, 06/15/26	126,069	126,508
Freddie Mac, 2.00%, 06/15/28	286,268	280,488
Freddie Mac, 2.50%, 01/15/29	149,501	146,156
Freddie Mac, 1.824% (1 month LIBOR + 0.50%), 08/15/40 (a)	91,145	91,093
Freddie Mac, 1.674% (1 month LIBOR + 0.35%), 09/15/43 (a)	180,951	179,468
Freddie Mac, 1.00%, 03/25/51	1,322,307	1,125,104
Freddie Mac Multifamily Structured Pass-Through, 2.522%, 01/25/23	343,551	342,850
Freddie Mac Multifamily Structured Pass-Through, 1.5699% (1 month LIBOR + 0.45%), 06/25/23 (a)	27,015	27,046
Freddie Mac Multifamily Structured Pass-Through, 3.527%, 10/25/23	365,000	365,712
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	402,542	399,970
Ginnie Mae, 6.0099%, 06/20/31	174,964	179,766
Ginnie Mae, 4.00%, 09/20/39	28,134	28,186
Ginnie Mae, 5.278%, 04/16/41	13,961	13,977
Ginnie Mae, 1.00%, 12/20/42	64,107	56,704
Ginnie Mae, 3.50%, 03/16/47	533,001	517,938
Ginnie Mae, 2.40%, 10/16/50	411,078	394,289
Ginnie Mae, 1.00%, 06/20/51	1,138,632	986,872
Ginnie Mae, 2.60%, 03/16/52	149,656	141,480
Ginnie Mae, 2.70%, 06/16/58	854,996	818,009
Ginnie Mae, 1.4233% (1 month LIBOR + 0.62%), 09/20/64 (a)	641,484	638,950
Ginnie Mae, 2.25%, 07/20/65	823,768	799,167
Ginnie Mae, 2.25%, 03/20/66	2,396,373	2,313,806
Ginnie Mae, 2.25%, 08/20/69	459,111	444,835
Ginnie Mae, 4.5793%, 12/20/71	2,683,711	2,704,019
Total Collateralized Mortgage Obligations		15,554,404
FANNIE MAE POOLS – (10.47%)
2.887%, 04/01/23, Pool No. AL6578	141,468	141,095
3.60%, 09/01/23, Pool No. AM4265	311,491	312,075
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,510,510
4.00%, 05/01/29, Pool No. AL7358	330,518	340,174
2.00%, 08/01/30, Pool No. AX9709	229,034	214,763
3.50%, 03/01/32, Pool No. MA1010	289,864	284,316
6.50%, 07/01/32, Pool No. 635069	6,083	6,049
6.00%, 09/01/37, Pool No. 888796	19,254	21,541
Total Fannie Mae Pools		2,830,523

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2022 (Unaudited)

		Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
FREDDIE MAC POOLS – (2.59%)
	3.00%, 09/01/27, Pool No. U70063	$191,359	$187,380
	2.50%, 09/01/31, Pool No. G18611	529,052	514,242
		Total Freddie Mac Pools	701,622
GINNIE MAE POOLS – (7.90%)
	5.003%, 12/20/61, Pool No. 756740	1,232	1,272
	4.562%, 04/20/70, Pool No. BT6816	779,785	780,351
	4.559%, 08/20/71, Pool No. 785652	1,344,004	1,355,706
		Total Ginnie Mae Pools	2,137,329
	TOTAL MORTGAGES – (Identified cost $22,274,575)		21,223,878
SHORT-TERM INVESTMENTS – (21.52%)
	StoneX Financial Inc. Joint Repurchase Agreement, 1.50%, 07/01/22, dated 06/30/22, repurchase value of $3,009,125 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-8.50%, 11/20/22-10/15/63, total market value $3,069,180)	3,009,000	3,009,000
	Truist Securities, Inc. Joint Repurchase Agreement, 1.49%, 07/01/22, dated 06/30/22, repurchase value of $2,809,116 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 06/01/43-06/01/52, total market value $2,865,180)	2,809,000	2,809,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,818,000)		5,818,000
	Total Investments – (100.01%) – (Identified cost $28,092,575)		27,041,878
	Liabilities Less Other Assets – (0.01%)		(3,332)
		Net Assets – (100.00%)	$27,038,546

LIBOR: London Inter-Bank Offered Rate

(a)	The interest rates on floating rate securities, shown as of June 30, 2022, may change daily or less frequently and are based on a published reference rate and basis point spread.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2022 (Unaudited)

		Principal	Value (Note 1)
FEDERAL FARM CREDIT BANK – (26.53%)
	1.3347% (1 month LIBOR + 0.08%), 07/13/22 (a)	$500,000	$500,017
	1.655% (SOFR + 0.145%), 07/28/22 (a)	1,100,000	1,100,112
	0.13%, 08/10/22	5,000,000	5,000,046
	0.15%, 09/09/22	5,685,000	5,685,199
	1.70%, 09/19/22	5,000,000	5,015,191
	2.60%, 10/06/22	1,000,000	1,006,040
	0.16%, 10/13/22	3,500,000	3,500,183
	2.1778% (USBMMY3M + 0.42%), 11/07/22 (a)	5,500,000	5,507,982
	1.56% (SOFR + 0.05%), 02/17/23 (a)	5,000,000	5,001,128
	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $32,315,898)		32,315,898
FEDERAL HOME LOAN BANK – (29.95%)
	Discount Note, 0.5096%, 07/05/22 (b)	2,000,000	1,999,889
	Discount Note, 0.8712%, 09/14/22 (b)	2,000,000	1,996,458
	1.515% (SOFR + 0.005%), 07/08/22 (a)	10,000,000	10,000,000
	1.51% (SOFR + 0.00%), 07/19/22 (a)	5,000,000	5,000,000
	0.125%, 08/12/22	5,090,000	5,089,602
	1.60% (SOFR + 0.09%), 08/12/22 (a)	400,000	400,038
	1.515% (SOFR + 0.005%), 08/22/22 (a)	5,000,000	5,000,000
	1.515% (SOFR + 0.005%), 09/15/22 (a)	5,000,000	5,000,000
	1.30%, 03/21/23	2,000,000	2,000,000
	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $36,485,987)		36,485,987
REPURCHASE AGREEMENTS – (38.19%)
	StoneX Financial Inc. Joint Repurchase Agreement, 1.50%, 07/01/22, dated 06/30/22, repurchase value of $24,067,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-8.50%, 11/20/22-10/15/63, total market value $24,547,320)	24,066,000	24,066,000
	Truist Securities, Inc. Joint Repurchase Agreement, 1.49%, 07/01/22, dated 06/30/22, repurchase value of $22,462,930 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 01/01/35-06/01/52, total market value $22,911,240)	22,462,000	22,462,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $46,528,000)		46,528,000
	Total Investments – (94.67%) – (Identified cost $115,329,885)		115,329,885
	Other Assets Less Liabilities – (5.33%)		6,487,539
		Net Assets – (100.00%)	$121,817,424

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

USBMMY3M: U.S. Treasury 3 Month Bill Money Market Yield

(a)
The interest rates on floating rate securities, shown as of June 30, 2022, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	June 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.80%)
CONSUMER DISCRETIONARY – (2.60%)
Retailing – (2.60%)
Prosus N.V., Class N (Netherlands)	339,290	$22,215,323
	Total Consumer Discretionary	22,215,323
FINANCIALS – (96.20%)
Banks – (45.05%)
Banks – (43.13%)
Bank of America Corp.	1,362,680	42,420,228
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	783,132	24,425,887
Danske Bank A/S (Denmark)	1,721,380	24,325,917
DBS Group Holdings Ltd. (Singapore)	1,826,334	39,016,478
DNB Bank ASA (Norway)	1,090,776	19,551,510
Fifth Third Bancorp	638,900	21,467,040
JPMorgan Chase & Co.	442,664	49,848,393
Metro Bank PLC (United Kingdom)*	1,688,800	1,587,060
PNC Financial Services Group, Inc.	272,456	42,985,383
U.S. Bancorp	1,072,888	49,374,306
Wells Fargo & Co.	1,373,669	53,806,615
		368,808,817
Thrifts & Mortgage Finance – (1.92%)
Rocket Companies, Inc., Class A	2,229,739	16,410,879
		385,219,696
Diversified Financials – (31.45%)
Capital Markets – (12.95%)
Bank of New York Mellon Corp.	1,004,651	41,903,993
Charles Schwab Corp.	444,928	28,110,551
Julius Baer Group Ltd. (Switzerland)	882,204	40,697,915
		110,712,459
Consumer Finance – (11.90%)
American Express Co.	237,092	32,865,693
Capital One Financial Corp.	661,241	68,894,700
		101,760,393
Diversified Financial Services – (6.60%)
Berkshire Hathaway Inc., Class A *	138	56,435,100
		268,907,952
Insurance – (19.70%)
Life & Health Insurance – (1.38%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,734,500	11,792,778
Property & Casualty Insurance – (16.66%)
Chubb Ltd.	297,418	58,466,430
Loews Corp.	509,776	30,209,326
Markel Corp. *	41,611	53,813,426
		142,489,182
Reinsurance – (1.66%)
Everest Re Group, Ltd.	32,741	9,176,647

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	June 30, 2022 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	645,850	$4,992,421
			14,169,068
			168,451,028
		Total Financials	822,578,676
	TOTAL COMMON STOCK – (Identified cost $619,828,684)		844,793,999
SHORT-TERM INVESTMENTS – (1.16%)
	StoneX Financial Inc. Joint Repurchase Agreement, 1.50%, 07/01/22, dated 06/30/22, repurchase value of $5,133,214 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-8.50%, 11/20/22-10/15/63, total market value $5,235,660)	$5,133,000	5,133,000
	Truist Securities, Inc. Joint Repurchase Agreement, 1.49%, 07/01/22, dated 06/30/22, repurchase value of $4,791,198 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 10/01/43-06/01/52, total market value $4,886,820)	4,791,000	4,791,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $9,924,000)		9,924,000
	Total Investments – (99.96%) – (Identified cost $629,752,684)		854,717,999
	Other Assets Less Liabilities – (0.04%)		315,104
		Net Assets – (100.00%)	$855,033,103

*	Non-income producing security.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	June 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (78.22%)
COMMUNICATION SERVICES – (7.36%)
Media & Entertainment – (7.36%)
Alphabet Inc., Class C *	5,136	$11,234,743
Meta Platforms, Inc., Class A *	12,722	2,051,423
	Total Communication Services	13,286,166
CONSUMER DISCRETIONARY – (3.33%)
Retailing – (3.33%)
Amazon.com, Inc. *	56,520	6,002,989
	Total Consumer Discretionary	6,002,989
FINANCIALS – (40.62%)
Banks – (14.29%)
Bank of America Corp.	101,200	3,150,356
Danske Bank A/S (Denmark)	234,720	3,316,978
DBS Group Holdings Ltd. (Singapore)	208,925	4,463,323
JPMorgan Chase & Co.	33,233	3,742,368
U.S. Bancorp	32,635	1,501,863
Wells Fargo & Co.	245,548	9,618,115
		25,793,003
Diversified Financials – (19.49%)
Capital Markets – (5.61%)
Bank of New York Mellon Corp.	118,600	4,946,806
Julius Baer Group Ltd. (Switzerland)	112,410	5,185,708
		10,132,514
Consumer Finance – (6.48%)
American Express Co.	11,565	1,603,140
Capital One Financial Corp.	96,831	10,088,822
		11,691,962
Diversified Financial Services – (7.40%)
Berkshire Hathaway Inc., Class B *	48,926	13,357,777
		35,182,253
Insurance – (6.84%)
Life & Health Insurance – (2.21%)
AIA Group Ltd. (Hong Kong)	368,960	3,999,088
Property & Casualty Insurance – (4.63%)
Chubb Ltd.	25,165	4,946,936
Markel Corp. *	2,640	3,414,180
		8,361,116
		12,360,204
	Total Financials	73,335,460
HEALTH CARE – (9.55%)
Health Care Equipment & Services – (6.23%)
Cigna Corp.	20,720	5,460,134
Quest Diagnostics Inc.	43,500	5,784,630
		11,244,764
Pharmaceuticals, Biotechnology & Life Sciences – (3.32%)
Viatris Inc.	572,030	5,989,154
	Total Health Care	17,233,918

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2022 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (2.65%)
Capital Goods – (2.65%)
Johnson Controls International plc	29,977	$1,435,299
Owens Corning	45,020	3,345,436
	Total Industrials	4,780,735
INFORMATION TECHNOLOGY – (14.71%)
Semiconductors & Semiconductor Equipment – (11.51%)
Applied Materials, Inc.	91,198	8,297,194
Intel Corp.	144,340	5,399,759
Texas Instruments Inc.	46,083	7,080,653
		20,777,606
Software & Services – (3.20%)
Microsoft Corp.	22,511	5,781,500
	Total Information Technology	26,559,106
TOTAL COMMON STOCK – (Identified cost $117,693,743)		141,198,374
CORPORATE BONDS – (9.16%)
ENERGY – (1.23%)
Occidental Petroleum Corp., Sr. Notes, 5.50%, 12/01/25	$2,250,000	2,219,917
	Total Energy	2,219,917
FINANCIALS – (3.33%)
Diversified Financials – (3.33%)
Capital Markets – (1.85%)
Goldman Sachs Group, Inc., Sr. Notes, 1.9758% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,333,643
Mortgage Real Estate Investment Trusts (REITs) – (1.48%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	10,210,000	2,680,125
	Total Financials	6,013,768
HEALTH CARE – (2.27%)
Health Care Equipment & Services – (1.41%)
CVS Health Corp., Sr. Notes, 4.30%, 03/25/28	2,575,000	2,550,308
Pharmaceuticals, Biotechnology & Life Sciences – (0.86%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,546,660
	Total Health Care	4,096,968
INDUSTRIALS – (1.20%)
Capital Goods – (1.20%)
General Electric Co., Sr. Notes, 2.0443% (3 month LIBOR + 1.00%), 04/15/23 (a)	2,165,000	2,158,163
	Total Industrials	2,158,163
INFORMATION TECHNOLOGY – (1.13%)
Technology Hardware & Equipment – (1.13%)
Dell International LLC EMC Corp., Sr. Notes, 8.10%, 07/15/36	1,750,000	2,045,708
	Total Information Technology	2,045,708
TOTAL CORPORATE BONDS – (Identified cost $22,903,171)		16,534,524
MORTGAGES – (8.78%)
Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 144A, 1.40%, 10/25/63 (c)	1,921,139	1,684,526
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 144A, 1.75%, 10/25/61 (c)	616,273	551,559

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2022 (Unaudited)

		Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
	Brean Asset Backed Securities Trust, Series 2022-RM3, Class A, 144A, 1.75%, 02/25/62 (c)	$1,198,904	$1,061,669
	Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	824,570	850,353
	Fannie Mae, 1.625%, 09/01/51, Pool No. BT4507	1,869,388	1,736,834
	Freddie Mac, 2.00%, 10/25/40	469,117	439,643
	Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	1,006,752	1,062,608
	Ginnie Mae, Series 2020-H16, 2.0533% (1 month LIBOR + 1.25%), 09/20/70 (a)	1,336,535	1,373,443
	GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777%, 06/10/46	1,600,619	1,582,276
	IMS Ecuadorian Mortgage Trust, Series 2021-1, 144A, 3.40%, 08/18/43 (c)	1,250,000	1,187,500
	Morgan Stanley BAML Trust, Series 2013-C7, Class AS, 3.214%, 02/15/46	2,335,000	2,315,526
	Morgan Stanley BAML Trust, Series 2014-C19, Class A3, 3.246%, 12/15/47	2,042,408	2,010,424
	TOTAL MORTGAGES – (Identified cost $16,545,105)		15,856,361
MUNICIPAL BONDS – (0.99%)
	American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	1,750,000	1,792,873
	TOTAL MUNICIPAL BONDS – (Identified cost $1,933,942)		1,792,873
SHORT-TERM INVESTMENTS – (2.90%)
	StoneX Financial Inc. Joint Repurchase Agreement, 1.50%, 07/01/22, dated 06/30/22, repurchase value of $2,702,113 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-8.50%, 11/20/22-10/15/63, total market value $2,756,040)	2,702,000	2,702,000
	Truist Securities, Inc. Joint Repurchase Agreement, 1.49%, 07/01/22, dated 06/30/22, repurchase value of $2,522,104 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 3.00%-4.00%, 06/27/25-04/01/45, total market value $2,572,440)	2,522,000	2,522,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,224,000)		5,224,000
	Total Investments – (100.05%) – (Identified cost $164,299,961)		180,606,132
	Liabilities Less Other Assets – (0.05%)		(83,171)
		Net Assets – (100.00%)	$180,522,961

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

*	Non-income producing security.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2022 (Unaudited)

(a)	The interest rates on floating rate securities, shown as of June 30, 2022, may change daily or less frequently and are based on a published reference rate and basis point spread.

(b)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of June 30, 2022, the value of defaulted securities amounted to $2,680,125 (cost: $7,650,174) or 1.48% of the Fund’s net assets.

(c)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $4,485,254 or 2.48% of the Fund’s net assets as of June 30, 2022.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.13%)
COMMUNICATION SERVICES – (1.20%)
Telecommunication Services – (1.20%)
Integrated Telecommunication Services – (1.20%)
Radius Global Infrastructure, Inc., Class A *	162,790	$2,484,175
Total Communication Services		2,484,175
REAL ESTATE – (96.93%)
Equity Real Estate Investment Trusts (REITs) – (96.93%)
Diversified REITs – (0.99%)
STORE Capital Corp.	78,670	2,051,714
Health Care REITs – (10.79%)
Healthcare Realty Trust, Inc.	143,260	3,998,386
Healthpeak Properties, Inc.	149,260	3,867,327
Ventas, Inc.	104,930	5,396,550
Welltower Inc.	109,300	9,000,855
		22,263,118
Hotel & Resort REITs – (4.10%)
Host Hotels & Resorts Inc.	237,861	3,729,660
Sunstone Hotel Investors, Inc. *	475,750	4,719,440
		8,449,100
Industrial REITs – (14.01%)
Americold Realty Trust	39,940	1,199,798
Duke Realty Corp.	21,550	1,184,172
Innovative Industrial Properties, Inc.	17,380	1,909,541
Prologis, Inc.	104,540	12,299,131
Rexford Industrial Realty, Inc.	118,048	6,798,384
Terreno Realty Corp.	98,729	5,502,167
		28,893,193
Office REITs – (11.75%)
Alexandria Real Estate Equities, Inc.	45,523	6,602,201
Boston Properties, Inc.	36,796	3,274,108
Cousins Properties, Inc.	185,329	5,417,167
Douglas Emmett, Inc.	162,470	3,636,078
Highwoods Properties, Inc.	83,340	2,849,395
Hudson Pacific Properties, Inc.	97,540	1,447,494
SL Green Realty Corp.	21,729	1,002,793
		24,229,236
Residential REITs – (17.28%)
American Homes 4 Rent, Class A	124,160	4,400,230
AvalonBay Communities, Inc.	38,698	7,517,087
Camden Property Trust	34,255	4,606,612
Equity Residential	95,040	6,863,789
Essex Property Trust, Inc.	25,044	6,549,257
Sun Communities, Inc.	14,820	2,361,715
UDR, Inc.	72,650	3,344,806
		35,643,496
Retail REITs – (12.40%)
Acadia Realty Trust	97,001	1,515,156
Brixmor Property Group, Inc.	379,340	7,666,462
Federal Realty Investment Trust	45,099	4,317,778
NetSTREIT Corp.	122,390	2,309,499

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	June 30, 2022 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Retail REITs – (Continued)
	Retail Opportunity Investments Corp.	243,644	$3,844,702
	Simon Property Group, Inc.	62,476	5,930,222
			25,583,819
	Specialized REITs – (25.61%)
	American Tower Corp.	36,610	9,357,150
	CatchMark Timber Trust Inc., Class A	286,750	2,884,705
	Crown Castle, Inc.	39,950	6,726,781
	CubeSmart	51,590	2,203,925
	Digital Realty Trust, Inc.	50,345	6,536,291
	Equinix, Inc.	12,420	8,160,188
	Extra Space Storage Inc.	24,177	4,112,991
	Life Storage, Inc.	19,460	2,172,904
	Public Storage	27,311	8,539,330
	VICI Properties Inc.	71,610	2,133,262
			52,827,527
		Total Real Estate	199,941,203
	TOTAL COMMON STOCK – (Identified cost $176,373,900)		202,425,378
SHORT-TERM INVESTMENTS – (1.61%)
	StoneX Financial Inc. Joint Repurchase Agreement, 1.50%, 07/01/22, dated 06/30/22, repurchase value of $1,717,072 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-8.50%, 11/20/22-10/15/63, total market value $1,751,340)	$1,717,000	1,717,000
	Truist Securities, Inc. Joint Repurchase Agreement, 1.49%, 07/01/22, dated 06/30/22, repurchase value of $1,603,066 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.00%, 12/07/22-04/01/45, total market value $1,635,060)	1,603,000	1,603,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,320,000)		3,320,000
	Total Investments – (99.74%) – (Identified cost $179,693,900)		205,745,378
	Other Assets Less Liabilities – (0.26%)		526,315
		Net Assets – (100.00%)	$206,271,693

*	Non-income producing security.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At June 30, 2022 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments):
Unaffiliated investments	$450,579,024	$21,223,878	$68,801,885	$844,793,999	$175,382,132	$202,425,378
Repurchase agreements	16,756,000	5,818,000	46,528,000	9,924,000	5,224,000	3,320,000
Cash	32,171	137	328	828	733	386
Receivables:
Capital stock sold	88,835	2,517	6,615,462	496,787	105,793	40,264
Dividends and interest	433,552	50,922	105,447	2,306,950	279,799	762,867
Investment securities sold	3,562,111	–	–	–	–	–
Prepaid expenses	6,144	354	1,572	11,220	2,208	2,764
Due from Adviser	300	5,355	16,862	–	1,000	930
Total assets	471,458,137	27,101,163	122,069,556	857,533,784	180,995,665	206,552,589
LIABILITIES:
Payables:
Capital stock redeemed	245,989	11,950	160,137	1,646,218	291,345	62,958
Distributions payable	–	2,770	678	–	–	–
Investment securities purchased	1,199,382	–	–	–	–	–
Accrued custodian fees	59,800	9,700	21,000	82,000	21,700	21,500
Accrued distribution and service plan fees	99,815	6,638	–	196,353	37,598	38,732
Accrued investment advisory fees	229,709	7,018	35,206	420,436	86,947	100,154
Accrued transfer agent fees	64,312	9,352	23,281	149,026	23,991	36,497
Other accrued expenses	20,445	15,189	11,830	6,648	11,123	21,055
Total liabilities	1,919,452	62,617	252,132	2,500,681	472,704	280,896
NET ASSETS	$469,538,685	$27,038,546	$121,817,424	$855,033,103	$180,522,961	$206,271,693
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$136,638	$53,262	$1,218,174	$187,702	$39,900	$46,898
Additional paid-in capital	336,499,596	32,815,559	120,565,502	605,351,268	160,948,702	170,126,269
Distributable earnings (losses)	132,902,451	(5,830,275)	33,748	249,494,133	19,534,359	36,098,526
Net Assets	$469,538,685	$27,038,546	$121,817,424	$855,033,103	$180,522,961	$206,271,693
*Including:
Cost of unaffiliated investments	$352,651,535	$22,274,575	$68,801,885	$619,828,684	$159,075,961	$176,373,900
Cost of repurchase agreements	16,756,000	5,818,000	46,528,000	9,924,000	5,224,000	3,320,000

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At June 30, 2022 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund		Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$261,619,903	$19,620,133		$116,013,419	$373,423,766	$101,345,934	$116,465,572
Shares outstanding	7,739,072	3,872,572		116,013,419	8,185,639	2,243,962	2,663,670
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$33.81	$5.07		$1.00	$45.62	$45.16	$43.72
Maximum offering price per share (100/95.25 of net asset value)†	$35.50	$5.32	$	NA	$47.90	$47.41	$45.90
CLASS C SHARES:
Net assets	$13,448,909	$453,680		$1,538,216	$62,681,325	$2,535,382	$2,645,206
Shares outstanding	541,468	90,090		1,538,216	1,749,839	56,313	60,518
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$24.84	$5.04		$1.00	$35.82	$45.02	$43.71
CLASS Y SHARES:
Net assets	$194,469,873	$6,964,733		$4,265,789	$418,928,012	$76,641,645	$87,160,915
Shares outstanding	5,383,248	1,363,550		4,265,789	8,834,750	1,689,700	1,965,565
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$36.13	$5.11		$1.00	$47.42	$45.36	$44.34

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Operations
For the six months ended June 30, 2022 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$4,492,975	$–	$–	$14,198,564	$1,512,614	$3,420,861
Interest	41,655	113,682	213,548	24,691	381,672	9,261
Net securities lending fees	–	–	–	322,922	–	–
Total income	4,534,630	113,682	213,548	14,546,177	1,894,286	3,430,122
Expenses:
Investment advisory fees (Note 3)	1,473,355	36,546	186,606	2,756,765	576,135	649,734
Custodian fees	56,139	9,403	22,067	76,740	21,126	21,139
Transfer agent fees:
Class A	133,262	27,139	62,761	204,661	63,891	77,290
Class C	10,709	3,339	882	41,503	5,069	4,746
Class Y	64,179	3,080	2,391	263,452	13,900	36,315
Audit fees	13,924	10,164	13,337	19,035	13,924	18,448
Legal fees	5,961	265	1,318	10,865	2,292	2,598
Accounting fees (Note 3)	11,502	1,002	1,998	17,502	4,002	4,002
Reports to shareholders	11,252	2,289	2,200	25,628	4,462	6,285
Directors’ fees and expenses	35,671	3,422	9,140	65,448	14,935	16,353
Registration and filing fees	31,500	22,560	24,996	45,000	25,875	25,413
Excise tax expense (Note 1)	–	–	1,616	–	–	–
Expenses recaptured by Adviser (Note 3)	–	–	7,456	–	–	–
Miscellaneous	21,337	9,546	6,628	27,728	13,263	12,608
Distribution and service plan fees (Note 3):
Class A	328,895	23,559	–	534,371	140,315	127,340
Class C	80,399	2,861	–	374,431	15,512	15,929
Total expenses	2,278,085	155,175	343,396	4,463,129	914,701	1,018,200
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(28,220)	(169,731)	–	–	–
Class C	(300)	(3,430)	(2,387)	–	(3,450)	(3,005)
Class Y	–	(3,600)	(6,465)	–	–	–
Net expenses	2,277,785	119,925	164,813	4,463,129	911,251	1,015,195
Net investment income (loss)	2,256,845	(6,243)	48,735	10,083,048	983,035	2,414,927
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	(3,209,128)	–	–	15,708,072	26,291	6,018,576
Foreign currency transactions	(14,864)	–	–	(62,899)	(14,708)	(30)
Net realized gain (loss)	(3,223,992)	–	–	15,645,173	11,583	6,018,546
Net increase (decrease) in unrealized appreciation (depreciation)	(113,459,707)	(1,032,843)	–	(190,638,278)	(42,512,890)	(63,183,012)
Net realized and unrealized loss on investments and foreign currency transactions	(116,683,699)	(1,032,843)	–	(174,993,105)	(42,501,307)	(57,164,466)
Net increase (decrease) in net assets resulting from operations	$(114,426,854)	$(1,039,086)	$48,735	$(164,910,057)	$(41,518,272)	$(54,749,539)
*Net of foreign taxes withheld of	$97,416	$–	$–	$580,410	$87,565	$–

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2022 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income (loss)	$2,256,845	$(6,243)	$48,735	$10,083,048	$983,035	$2,414,927
Net realized gain (loss) from investments and foreign currency transactions	(3,223,992)	–	–	15,645,173	11,583	6,018,546
Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	(113,459,707)	(1,032,843)	–	(190,638,278)	(42,512,890)	(63,183,012)
Net increase (decrease) in net assets resulting from operations	(114,426,854)	(1,039,086)	48,735	(164,910,057)	(41,518,272)	(54,749,539)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	–	(39,549)	(46,257)	–	(272,661)	(694,599)
Class C	–	–	(646)	–	–	(3,477)
Class Y	–	(11,599)	(1,832)	–	(348,614)	(628,158)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(13,055,311)	(1,171,997)	(23,993,271)	(5,392,217)	(3,541,268)	(4,586,583)
Class C	(2,117,063)	(111,954)	(163,770)	(4,377,528)	(379,562)	(611,011)
Class Y	(4,138,828)	5,004,206	(441,071)	3,693,103	(2,401,588)	7,390,974
Total increase (decrease) in net assets	(133,738,056)	2,630,021	(24,598,112)	(170,986,699)	(48,461,965)	(53,882,393)
NET ASSETS:
Beginning of period	603,276,741	24,408,525	146,415,536	1,026,019,802	228,984,926	260,154,086
End of period	$469,538,685	$27,038,546	$121,817,424	$855,033,103	$180,522,961	$206,271,693

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2021

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
OPERATIONS:
Net investment income	$2,174,613	$20,829	$49,592	$10,255,954	$1,132,745	$2,154,443
Net realized gain from investments and foreign currency transactions	90,743,380	101,933	–	49,232,759	12,640,372	15,432,871
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	29,105,551	(523,423)	–	180,585,451	32,837,469	63,037,078
Net increase (decrease) in net assets resulting from operations	122,023,544	(400,661)	49,592	240,074,164	46,610,586	80,624,392
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(28,631,055)	(135,023)	(46,968)	(28,406,735)	(361,758)	(1,656,067)
Class C	(2,064,586)	–	(628)	(5,480,730)	–	(15,863)
Class Y	(20,619,295)	(17,074)	(1,996)	(31,175,714)	(544,343)	(1,265,086)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	8,998,332	(4,836,716)	3,451,931	16,245,089	(2,692,671)	(12,641,046)
Class C	(2,028,882)	(1,190,763)	(369,662)	(831,249)	(2,087,618)	(876,069)
Class Y	20,832,016	174,846	(2,569,323)	69,250,077	5,221,495	4,738,359
Total increase (decrease) in net assets	98,510,074	(6,405,391)	512,946	259,674,902	46,145,691	68,908,620
NET ASSETS:
Beginning of year	504,766,667	30,813,916	145,902,590	766,344,900	182,839,235	191,245,466
End of year	$603,276,741	$24,408,525	$146,415,536	$1,026,019,802	$228,984,926	$260,154,086

See Notes to Financial Statements

DAVIS SERIES, INC.	Notes to Financial Statements
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”) is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as an open-end management investment company. The Company follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund are diversified under the 1940 Act. Davis Financial Fund is non-diversified under the 1940 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of common stock, preferred stock, and fixed income securities, which could consist of both investment grade and high-yield, high-risk debt securities (“junk bonds”). The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Funds’ investments and thus performance of the Funds.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Effective May 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Any existing Class C shares held longer than 8 years as of May 1, 2021 converted in May 2021. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2022 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$22,440,083	$–	$–	$–	$13,286,166	$2,484,175
Consumer Discretionary	31,382,448	–	–	22,215,323	6,002,989	–
Consumer Staples	11,335,449	–	–	–	–	–
Financials	116,135,236	–	–	822,578,676	73,335,460	–
Health Care	128,480,072	–	–	–	17,233,918	–
Industrials	80,137,485	–	–	–	4,780,735	–
Information Technology	44,308,994	–	–	–	26,559,106	–
Materials	16,245,509	–	–	–	–	–
Real Estate	–	–	–	–	–	199,941,203
Total Level 1	450,465,276	–	–	844,793,999	141,198,374	202,425,378
Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Short-term	–	–	68,801,885	–	–	–
Corporate Bonds	–	–	–	–	16,534,524	–
Mortgages	–	21,223,878	–	–	15,856,361	–
Municipal Bonds	–	–	–	–	1,792,873	–
Short-Term Investments	16,756,000	5,818,000	46,528,000	9,924,000	5,224,000	3,320,000
Total Level 2	16,756,000	27,041,878	115,329,885	9,924,000	39,407,758	3,320,000
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	113,748	–	–	–	–	–
Total Level 3	113,748	–	–	–	–	–
Total Investments	$467,335,024	$27,041,878	$115,329,885	$854,717,999	$180,606,132	$205,745,378

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2022 was $(4,251) for Davis Opportunity Fund. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2022
Davis Opportunity Fund
Investments in Securities:
Common Stock	$117,999	$–	$–	$(4,251)	$–	$–	$–	$113,748
Total Level 3	$117,999	$–	$–	$(4,251)	$–	$–	$–	$113,748

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	June 30, 2022	Technique	Input	Amount	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,748	Discounted Cash Flow	Annualized Yield	3.704%	Decrease

Total Level 3	$113,748

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Davis Government Money Market Fund incurred a 2021 excise tax liability of $1,616 during the six months ended June 30, 2022. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2022, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

Capital losses will be carried forward to future years if not offset by gains. At December 31, 2021, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

Davis
Government
Bond Fund
Character
Short-term	$2,811,643
Long-term	1,907,544
Total	$4,719,187

At June 30, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Cost	$370,056,111	$28,092,575	$115,329,885	$630,787,065	$164,439,598	$181,759,111
Unrealized appreciation	140,388,220	13,708	–	277,090,256	31,943,134	37,489,205
Unrealized depreciation	(43,109,307)	(1,064,405)	–	(53,159,322)	(15,776,600)	(13,502,938)
Net unrealized appreciation (depreciation)	$97,278,913	$(1,050,697)	$–	$223,930,934	$16,166,534	$23,986,267

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, paydowns on fixed income securities, foreign currency transactions, Directors’ deferred compensation, passive foreign investment company shares, partnership income, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2022 were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$35,775,497	$7,083,307	$70,299,881	$21,758,510	$32,045,387
Proceeds from sales	33,303,091	626,166	56,696,802	15,084,578	23,388,302

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of June 30, 2022, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Government	Davis Appreciation
Money Market Fund	& Income Fund
35%	29%

Investment activities of these shareholders could have a material impact on the Funds.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund and Davis Government Money Market Fund is 0.30% of the average net assets for each Fund.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2022 (Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money	Financial	& Income	Real Estate
	Fund	Bond Fund	Market Fund	Fund	Fund	Fund
Transfer agent fees paid to Adviser	$19,501	$3,548	$7,762	$55,909	$8,808	$14,086
Accounting fees paid to Adviser	11,502	1,002	1,998	17,502	4,002	4,002

Reimbursement and Waivers of Expenses - The Adviser is contractually committed to reimburse Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund expenses to the extent necessary to cap total annual operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%) until May 1, 2023. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to these Funds. The expense cap cannot be terminated prior to that date without the consent of the Board of Directors. The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund expenses such that net investment income will not be less than zero until May 1, 2023. Reimbursement and waivers of expenses during the six months ended June 30, 2022, were as follows:
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money	Financial	& Income	Real Estate
	Fund	Bond Fund	Market Fund	Fund	Fund	Fund
Class A	$–	$28,220	$169,731	$–	$–	$–
Class C	300	3,430	2,387	–	3,450	3,005
Class Y	–	3,600	6,465	–	–	–

The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield. As of June 30, 2022, reimbursed amounts eligible for recapture were as follows:

	Expiring	Expiring
	12/31/2024	12/31/2025
Amount eligible for recapture	$262,332	$22,101

The Adviser recaptured $7,456 of previously reimbursed expenses during the six months ended June 30, 2022.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Six months ended June 30, 2022 (Unaudited)
	Davis	Davis	Davis	Davis	Davis
	Opportunity	Government	Financial	Appreciation	Real Estate
	Fund	Bond Fund	Fund	& Income Fund	Fund
Distribution fees:
Class C	$60,299	$2,146	$280,823	$11,634	$11,947
Service fees:
Class A	328,895	23,559	534,371	140,315	127,340
Class C	20,100	715	93,608	3,878	3,982

The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2022 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Class A commissions retained by the Distributor	$3,690	$237	$34,862	$1,711	$1,496
Class A commissions re-allowed to investment dealers	20,685	1,308	201,983	9,218	8,387
Total commissions earned on sales of Class A	$24,375	$1,545	$236,845	$10,929	$9,883
Class C commission advances by the Distributor	$1,115	$–	$39,839	$56	$1,247
Class C CDSCs received by the Distributor	394	1,147	2,076	33	129

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2022, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 450 million shares each are designated to Davis Opportunity Fund, Davis Financial Fund, and Davis Appreciation & Income Fund, 350 million shares each are designated to Davis Government Bond Fund and Davis Real Estate Fund, and 4.6 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

	Six months ended June 30, 2022 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	142,486	–	(483,875)	(341,389)
Class C	5,584	–	(80,235)	(74,651)
Class Y	229,066	–	(337,035)	(107,969)
Value: Class A	$5,368,446	$–	$(18,423,757)	$(13,055,311)
Class C	156,966	–	(2,274,029)	(2,117,063)
Class Y	9,525,766	–	(13,664,594)	(4,138,828)

Davis Government Bond Fund
Shares: Class A	156,761	7,108	(392,772)	(228,903)
Class C	46,027	–	(68,496)	(22,469)
Class Y	1,216,556	2,277	(247,874)	970,959
Value: Class A	$814,783	$36,417	$(2,023,197)	$(1,171,997)
Class C	239,289	–	(351,243)	(111,954)
Class Y	6,255,659	11,582	(1,263,035)	5,004,206

Davis Government Money Market Fund
Shares: Class A	100,154,645	44,991	(124,192,907)	(23,993,271)
Class C	334,336	646	(498,752)	(163,770)
Class Y	783,007	1,832	(1,225,910)	(441,071)
Value: Class A	$100,154,645	$44,991	$(124,192,907)	$(23,993,271)
Class C	334,336	646	(498,752)	(163,770)
Class Y	783,007	1,832	(1,225,910)	(441,071)

Davis Financial Fund
Shares: Class A	617,980	–	(742,021)	(124,041)
Class C	110,726	–	(219,733)	(109,007)
Class Y	1,580,464	–	(1,574,532)	5,932
Value: Class A	$33,244,420	$–	$(38,636,637)	$(5,392,217)
Class C	4,695,042	–	(9,072,570)	(4,377,528)
Class Y	87,862,332	–	(84,169,229)	3,693,103

Davis Appreciation & Income Fund
Shares: Class A	34,366	5,016	(109,335)	(69,953)
Class C	1,317	–	(8,791)	(7,474)
Class Y	63,821	6,818	(117,239)	(46,600)
Value: Class A	$1,778,709	$247,204	$(5,567,181)	$(3,541,268)
Class C	69,889	–	(449,451)	(379,562)
Class Y	3,314,992	338,067	(6,054,647)	(2,401,588)

Davis Real Estate Fund
Shares: Class A	71,932	10,453	(169,580)	(87,195)
Class C	2,995	72	(14,609)	(11,542)
Class Y	291,935	12,113	(175,014)	129,034
Value: Class A	$3,645,230	$510,445	$(8,742,258)	$(4,586,583)
Class C	141,422	3,446	(755,879)	(611,011)
Class Y	15,750,894	599,407	(8,959,327)	7,390,974

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

	Year ended December 31, 2021
	Sold		Reinvestment of Distributions	Redeemed		Net Increase (Decrease)
Davis Opportunity Fund
Shares: Class A	708,908	*	639,633	(1,126,998)		221,543
Class C	71,814		67,337	(195,210)	*	(56,059)
Class Y	3,603,508		444,043	(3,634,199)		413,352
Value: Class A	$30,960,249	*	$26,506,407	$(48,468,324)		$8,998,332
Class C	2,344,371		2,059,855	(6,433,108)	*	(2,028,882)
Class Y	173,604,963		19,635,584	(172,408,531)		20,832,016

Davis Government Bond Fund
Shares: Class A	500,001	*	23,423	(1,424,407)		(900,983)
Class C	89,250		–	(311,219)	*	(221,969)
Class Y	162,609		3,144	(133,705)		32,048
Value: Class A	$2,689,798	*	$125,304	$(7,651,818)		$(4,836,716)
Class C	472,720		–	(1,663,483)	*	(1,190,763)
Class Y	880,215		16,959	(722,328)		174,846

Davis Government Money Market Fund
Shares: Class A	232,212,468	*	45,903	(228,806,440)		3,451,931
Class C	496,816		628	(867,106)	*	(369,662)
Class Y	3,209,937		1,996	(5,781,256)		(2,569,323)
Value: Class A	$232,212,468	*	$45,903	$(228,806,440)		$3,451,931
Class C	496,816		628	(867,106)	*	(369,662)
Class Y	3,209,937		1,996	(5,781,256)		(2,569,323)

Davis Financial Fund
Shares: Class A	1,276,665	*	501,670	(1,494,808)		283,527
Class C	303,746		125,144	(452,255)	*	(23,365)
Class Y	3,371,017		504,291	(2,685,359)		1,189,949
Value: Class A	$69,689,479	*	$27,135,308	$(80,579,698)		$16,245,089
Class C	13,092,672		5,337,377	(19,261,298)	*	(831,249)
Class Y	191,697,007		28,315,927	(150,762,857)		69,250,077

Davis Appreciation & Income Fund
Shares: Class A	175,879	*	6,304	(242,002)		(59,819)
Class C	12,280		–	(52,437)	*	(40,157)
Class Y	136,742		9,817	(50,704)		95,855
Value: Class A	$9,464,299	*	$333,943	$(12,490,913)		$(2,692,671)
Class C	670,191		–	(2,757,809)	*	(2,087,618)
Class Y	7,300,003		525,355	(2,603,863)		5,221,495

Davis Real Estate Fund
Shares: Class A	163,981	*	25,505	(459,496)		(270,010)
Class C	5,923		329	(25,392)	*	(19,140)
Class Y	368,387		24,094	(294,866)		97,615
Value: Class A	$7,698,528	*	$1,245,741	$(21,585,315)		$(12,641,046)
Class C	285,405		15,863	(1,177,337)	*	(876,069)
Class Y	17,931,191		1,199,620	(14,392,452)		4,738,359

* Includes Class C to Class A conversions as disclosed in Note 1 of the Notes to Financial Statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 5 - SECURITIES LOANED

Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2022, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $113,748 or 0.02% of the Fund’s net assets as of June 30, 2022. Information regarding restricted securities is as follows:
Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2022
Davis Opportunity Fund	ASAC II L.P.	10/10/13	116,129	$1.00	$0.9795

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2022[e]	$41.91	$0.14	$(8.24)	$(8.10)
Year ended December 31, 2021	$36.67	$0.11	$9.00	$9.11
Year ended December 31, 2020	$33.47	$0.08	$4.18	$4.26
Year ended December 31, 2019	$28.10	$0.12	$7.01	$7.13
Year ended December 31, 2018	$37.01	$0.11	$(4.91)	$(4.80)
Year ended December 31, 2017	$30.90	$0.01	$7.10	$7.11
Davis Opportunity Fund Class C:
Six months ended June 30, 2022[e]	$30.92	$(0.01)	$(6.07)	$(6.08)
Year ended December 31, 2021	$28.06	$(0.18)	$6.85	$6.67
Year ended December 31, 2020	$25.90	$(0.14)	$3.20	$3.06
Year ended December 31, 2019	$22.14	$(0.10)	$5.49	$5.39
Year ended December 31, 2018	$30.36	$(0.14)	$(3.97)	$(4.11)
Year ended December 31, 2017	$25.66	$(0.21)	$5.87	$5.66
Davis Opportunity Fund Class Y:
Six months ended June 30, 2022[e]	$44.73	$0.21	$(8.81)	$(8.60)
Year ended December 31, 2021	$38.93	$0.24	$9.54	$9.78
Year ended December 31, 2020	$35.47	$0.17	$4.44	$4.61
Year ended December 31, 2019	$29.70	$0.21	$7.40	$7.61
Year ended December 31, 2018	$38.77	$0.21	$(5.17)	$(4.96)
Year ended December 31, 2017	$32.32	$0.10	$7.44	$7.54
Davis Government Bond Fund Class A:
Six months ended June 30, 2022[e]	$5.30	$–[g]	$(0.22)	$(0.22)
Year ended December 31, 2021	$5.41	$–[g]	$(0.08)	$(0.08)
Year ended December 31, 2020	$5.37	$0.04	$0.05	$0.09
Year ended December 31, 2019	$5.29	$0.08	$0.09	$0.17
Year ended December 31, 2018	$5.33	$0.05	$(0.03)	$0.02
Year ended December 31, 2017	$5.35	$0.01	$–	$0.01
Davis Government Bond Fund Class C:
Six months ended June 30, 2022[e]	$5.27	$(0.02)	$(0.21)	$(0.23)
Year ended December 31, 2021	$5.39	$(0.03)	$(0.09)	$(0.12)
Year ended December 31, 2020	$5.36	$(0.01)	$0.05	$0.04
Year ended December 31, 2019	$5.28	$0.04	$0.09	$0.13
Year ended December 31, 2018	$5.31	$–[g]	$(0.02)	$(0.02)
Year ended December 31, 2017	$5.35	$(0.03)	$(0.01)	$(0.04)
Davis Government Bond Fund Class Y:
Six months ended June 30, 2022[e]	$5.34	$0.01	$(0.22)	$(0.21)
Year ended December 31, 2021	$5.45	$0.02	$(0.09)	$(0.07)
Year ended December 31, 2020	$5.41	$0.05	$0.05	$0.10
Year ended December 31, 2019	$5.34	$0.10	$0.07	$0.17
Year ended December 31, 2018	$5.37	$0.06	$(0.02)	$0.04
Year ended December 31, 2017	$5.40	$0.03	$(0.02)	$0.01

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$33.81	(19.33)%	$261,620	0.93%[f]	0.93%[f]	0.76%[f]	6%
$(0.06)	$(3.81)	$–	$(3.87)	$41.91	24.96%	$338,626	0.93%	0.93%	0.27%	24%
$(0.16)	$(0.90)	$–	$(1.06)	$36.67	12.79%	$288,208	0.94%	0.94%	0.24%	17%
$(0.13)	$(1.63)	$–	$(1.76)	$33.47	25.49%	$310,954	0.93%	0.93%	0.38%	15%
$–	$(4.11)	$–	$(4.11)	$28.10	(13.50)%	$290,970	0.94%	0.94%	0.28%	44%
$(0.04)	$(0.96)	$–	$(1.00)	$37.01	23.09%	$325,410	0.95%	0.95%	0.03%	18%

$–	$–	$–	$–	$24.84	(19.66)%	$13,449	1.75%[f]	1.75%[f]	(0.06)%[f]	6%
$–	$(3.81)	$–	$(3.81)	$30.92	23.92%	$19,048	1.75%	1.75%	(0.55)%	24%
$–	$(0.90)	$–	$(0.90)	$28.06	11.88%	$18,861	1.76%	1.76%	(0.58)%	17%
$–	$(1.63)	$–	$(1.63)	$25.90	24.49%	$26,309	1.74%	1.74%	(0.43)%	15%
$–	$(4.11)	$–	$(4.11)	$22.14	(14.19)%	$33,186	1.71%	1.71%	(0.49)%	44%
$–	$(0.96)	$–	$(0.96)	$30.36	22.16%	$99,190	1.73%	1.73%	(0.75)%	18%

$–	$–	$–	$–	$36.13	(19.23)%	$194,470	0.68%[f]	0.68%[f]	1.01%[f]	6%
$(0.17)	$(3.81)	$–	$(3.98)	$44.73	25.23%	$245,602	0.70%	0.70%	0.50%	24%
$(0.25)	$(0.90)	$–	$(1.15)	$38.93	13.06%	$197,698	0.69%	0.69%	0.49%	17%
$(0.21)	$(1.63)	$–	$(1.84)	$35.47	25.76%	$184,781	0.70%	0.70%	0.61%	15%
$–	$(4.11)	$–	$(4.11)	$29.70	(13.30)%	$197,887	0.69%	0.69%	0.53%	44%
$(0.13)	$(0.96)	$–	$(1.09)	$38.77	23.42%	$250,973	0.70%	0.70%	0.28%	18%

$(0.01)	$–	$–	$(0.01)	$5.07	(4.15)%	$19,620	1.28%[f]	1.00%[f]	(0.07)%[f]	3%
$(0.03)	$–	$–	$(0.03)	$5.30	(1.48)%	$21,719	1.17%	1.00%	0.08%	26%
$(0.05)	$–	$–	$(0.05)	$5.41	1.69%	$27,045	1.10%	1.04%	0.67%	–%[h]
$(0.09)	$–	$–	$(0.09)	$5.37	3.23%	$24,216	1.09%	1.05%	1.59%	13%
$(0.06)	$–	$–	$(0.06)	$5.29	0.42%	$25,297	1.13%	1.12%	0.91%	28%
$(0.03)	$–	$–	$(0.03)	$5.33	0.21%	$24,178	1.14%	1.14%	0.24%	7%

$–	$–	$–	$–	$5.04	(4.36)%	$454	2.95%[f]	1.75%[f]	(0.82)%[f]	3%
$–	$–	$–	$–	$5.27	(2.23)%	$594	2.35%	1.75%	(0.67)%	26%
$(0.01)	$–	$–	$(0.01)	$5.39	0.81%	$1,804	2.25%	1.78%	(0.07)%	–%[h]
$(0.05)	$–	$–	$(0.05)	$5.36	2.47%	$811	2.31%	1.80%	0.84%	13%
$(0.01)	$–	$–	$(0.01)	$5.28	(0.32)%	$2,026	1.98%	1.97%	0.06%	28%
$–	$–	$–	$–	$5.31	(0.75)%	$5,126	1.91%	1.91%	(0.53)%	7%

$(0.02)	$–	$–	$(0.02)	$5.11	(4.00)%	$6,965	0.97%[f]	0.75%[f]	0.18%[f]	3%
$(0.04)	$–	$–	$(0.04)	$5.34	(1.22)%	$2,096	0.97%	0.75%	0.33%	26%
$(0.06)	$–	$–	$(0.06)	$5.45	1.94%	$1,965	0.95%	0.79%	0.92%	–%[h]
$(0.10)	$–	$–	$(0.10)	$5.41	3.29%	$2,175	0.93%	0.80%	1.84%	13%
$(0.07)	$–	$–	$(0.07)	$5.34	0.83%	$1,980	0.94%	0.91%	1.12%	28%
$(0.04)	$–	$–	$(0.04)	$5.37	0.27%	$2,493	0.91%	0.91%	0.47%	7%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Money Market Fund Class A, C, and Y:
Six months ended June 30, 2022[e]	$1.000	$–[i]	$–	$–[i]
Year ended December 31, 2021	$1.000	$–[i]	$–	$–[i]
Year ended December 31, 2020	$1.000	$0.002	$–	$0.002
Year ended December 31, 2019	$1.000	$0.017	$–	$0.017
Year ended December 31, 2018	$1.000	$0.013	$–	$0.013
Year ended December 31, 2017	$1.000	$0.004	$–	$0.004
Davis Financial Fund Class A:
Six months ended June 30, 2022[e]	$54.17	$0.51	$(9.06)	$(8.55)
Year ended December 31, 2021	$43.93	$0.55	$13.27	$13.82
Year ended December 31, 2020	$49.35	$0.54	$(3.50)	$(2.96)
Year ended December 31, 2019	$42.20	$0.64	$10.44	$11.08
Year ended December 31, 2018	$51.94	$0.54	$(6.51)	$(5.97)
Year ended December 31, 2017	$44.57	$0.21	$8.37	$8.58
Davis Financial Fund Class C:
Six months ended June 30, 2022[e]	$42.70	$0.24	$(7.12)	$(6.88)
Year ended December 31, 2021	$35.12	$0.10	$10.59	$10.69
Year ended December 31, 2020	$39.91	$0.19	$(2.88)	$(2.69)
Year ended December 31, 2019	$34.67	$0.23	$8.51	$8.74
Year ended December 31, 2018	$43.27	$0.12	$(5.37)	$(5.25)
Year ended December 31, 2017	$37.44	$(0.13)	$7.00	$6.87
Davis Financial Fund Class Y:
Six months ended June 30, 2022[e]	$56.24	$0.60	$(9.42)	$(8.82)
Year ended December 31, 2021	$45.52	$0.70	$13.75	$14.45
Year ended December 31, 2020	$51.04	$0.65	$(3.60)	$(2.95)
Year ended December 31, 2019	$43.56	$0.78	$10.76	$11.54
Year ended December 31, 2018	$53.50	$0.68	$(6.71)	$(6.03)
Year ended December 31, 2017	$45.88	$0.34	$8.62	$8.96
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2022[e]	$55.56	$0.21	$(10.49)	$(10.28)
Year ended December 31, 2021	$44.32	$0.22	$11.18	$11.40
Year ended December 31, 2020	$42.70	$0.32	$1.64	$1.96
Year ended December 31, 2019	$36.23	$0.56	$6.78	$7.34
Year ended December 31, 2018	$39.80	$0.42	$(3.59)	$(3.17)
Year ended December 31, 2017	$34.51	$0.35	$5.27	$5.62
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2022[e]	$55.46	$0.01	$(10.45)	$(10.44)
Year ended December 31, 2021	$44.45	$(0.17)	$11.18	$11.01
Year ended December 31, 2020	$42.82	$0.03	$1.64	$1.67
Year ended December 31, 2019	$36.34	$0.25	$6.78	$7.03
Year ended December 31, 2018	$39.94	$0.15	$(3.63)	$(3.48)
Year ended December 31, 2017	$34.64	$0.10	$5.26	$5.36
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2022[e]	$55.80	$0.29	$(10.53)	$(10.24)
Year ended December 31, 2021	$44.51	$0.38	$11.23	$11.61
Year ended December 31, 2020	$42.89	$0.45	$1.64	$2.09
Year ended December 31, 2019	$36.39	$0.69	$6.81	$7.50
Year ended December 31, 2018	$39.98	$0.56	$(3.62)	$(3.06)
Year ended December 31, 2017	$34.66	$0.48	$5.30	$5.78

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–[i]	$–	$–	$–[i]	$1.000	0.04%	$121,817	0.55%f,[j]	0.26%f,[j]	0.08%[f]	NA
$–[i]	$–	$–	$–[i]	$1.000	0.04%	$146,416	0.52%	0.03%	0.04%	NA
$(0.002)	$–	$–	$(0.002)	$1.000	0.23%	$145,903	0.54%	0.35%	0.23%	NA
$(0.017)	$–	$–	$(0.017)	$1.000	1.74%	$148,805	0.53%	0.53%	1.74%	NA
$(0.013)	$–	$–	$(0.013)	$1.000	1.30%	$183,689	0.58%[j]	0.58%[j]	1.27%	NA
$(0.004)	$–	$–	$(0.004)	$1.000	0.35%	$212,755	0.62%[j]	0.60%[j]	0.34%	NA

$–	$–	$–	$–	$45.62	(15.78)%	$373,424	0.95%[f]	0.95%[f]	1.95%[f]	6%
$(0.64)	$(2.94)	$–	$(3.58)	$54.17	31.46%	$450,121	0.94%	0.94%	1.00%	9%
$(0.58)	$(1.88)	$–	$(2.46)	$43.93	(5.88)%	$352,567	0.96%	0.96%	1.37%	9%
$(0.68)	$(3.25)	$–	$(3.93)	$49.35	26.31%	$463,892	0.94%	0.94%	1.37%	6%
$(0.51)	$(3.26)	$–	$(3.77)	$42.20	(11.78)%	$463,024	0.94%	0.94%	1.04%	18%
$(0.17)	$(1.04)	$–	$(1.21)	$51.94	19.27%	$626,153	0.98%	0.98%	0.43%	7%

$–	$–	$–	$–	$35.82	(16.11)%	$62,681	1.72%[f]	1.72%[f]	1.18%[f]	6%
$(0.17)	$(2.94)	$–	$(3.11)	$42.70	30.44%	$79,368	1.71%	1.71%	0.23%	9%
$(0.22)	$(1.88)	$–	$(2.10)	$35.12	(6.61)%	$66,095	1.75%	1.75%	0.58%	9%
$(0.25)	$(3.25)	$–	$(3.50)	$39.91	25.27%	$114,489	1.72%	1.72%	0.59%	6%
$(0.09)	$(3.26)	$–	$(3.35)	$34.67	(12.43)%	$122,240	1.70%	1.70%	0.28%	18%
$–	$(1.04)	$–	$(1.04)	$43.27	18.38%	$177,326	1.73%	1.73%	(0.32)%	7%

$–	$–	$–	$–	$47.42	(15.68)%	$418,928	0.71%[f]	0.71%[f]	2.19%[f]	6%
$(0.79)	$(2.94)	$–	$(3.73)	$56.24	31.76%	$496,530	0.70%	0.70%	1.24%	9%
$(0.69)	$(1.88)	$–	$(2.57)	$45.52	(5.67)%	$347,683	0.74%	0.74%	1.59%	9%
$(0.81)	$(3.25)	$–	$(4.06)	$51.04	26.54%	$497,906	0.72%	0.72%	1.59%	6%
$(0.65)	$(3.26)	$–	$(3.91)	$43.56	(11.55)%	$496,436	0.70%	0.70%	1.28%	18%
$(0.30)	$(1.04)	$–	$(1.34)	$53.50	19.56%	$570,816	0.72%	0.72%	0.69%	7%

$(0.12)	$–	$–	$(0.12)	$45.16	(18.52)%	$101,346	0.99%[f]	0.99%[f]	0.82%[f]	8%
$(0.16)	$–	$–	$(0.16)	$55.56	25.73%	$128,558	0.98%	0.98%	0.41%	19%
$(0.34)	$–	$–	$(0.34)	$44.32	4.75%	$105,201	1.02%	1.02%	0.82%	5%
$(0.78)	$(0.09)	$–	$(0.87)	$42.70	20.33%	$116,911	1.01%	1.01%	1.41%	17%
$(0.40)	$–	$–	$(0.40)	$36.23	(8.02)%	$108,613	1.01%	1.01%	1.07%	54%
$(0.33)	$–	$–	$(0.33)	$39.80	16.35%	$97,806	1.02%	1.02%	0.97%	19%

$–	$–	$–	$–	$45.02	(18.82)%	$2,535	1.97%[f]	1.75%[f]	0.06%[f]	8%
$–	$–	$–	$–	$55.46	24.77%	$3,538	1.89%	1.75%	(0.36)%	19%
$(0.04)	$–	$–	$(0.04)	$44.45	3.93%	$4,620	1.87%	1.79%	0.05%	5%
$(0.46)	$(0.09)	$–	$(0.55)	$42.82	19.38%	$8,349	1.81%	1.80%	0.62%	17%
$(0.12)	$–	$–	$(0.12)	$36.34	(8.72)%	$11,172	1.76%	1.76%	0.32%	54%
$(0.06)	$–	$–	$(0.06)	$39.94	15.48%	$34,668	1.76%	1.76%	0.23%	19%

$(0.20)	$–	$–	$(0.20)	$45.36	(18.38)%	$76,642	0.68%[f]	0.68%[f]	1.13%[f]	8%
$(0.32)	$–	$–	$(0.32)	$55.80	26.13%	$96,889	0.66%	0.66%	0.73%	19%
$(0.47)	$–	$–	$(0.47)	$44.51	5.08%	$73,018	0.69%	0.69%	1.15%	5%
$(0.91)	$(0.09)	$–	$(1.00)	$42.89	20.72%	$72,470	0.69%	0.69%	1.73%	17%
$(0.53)	$–	$–	$(0.53)	$36.39	(7.72)%	$60,702	0.68%	0.68%	1.40%	54%
$(0.46)	$–	$–	$(0.46)	$39.98	16.75%	$68,974	0.69%	0.69%	1.30%	19%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class A:
Six months ended June 30, 2022[e]	$55.53	$0.49	$(12.04)	$(11.55)
Year ended December 31, 2021	$39.23	$0.42	$16.46	$16.88
Year ended December 31, 2020	$43.59	$0.49	$(4.15)	$(3.66)
Year ended December 31, 2019	$35.75	$0.78	$8.27	$9.05
Year ended December 31, 2018	$39.70	$0.81	$(2.60)	$(1.79)
Year ended December 31, 2017	$38.82	$0.58	$2.62	$3.20
Davis Real Estate Fund Class C:
Six months ended June 30, 2022[e]	$55.51	$0.28	$(12.02)	$(11.74)
Year ended December 31, 2021	$39.23	$0.05	$16.43	$16.48
Year ended December 31, 2020	$43.57	$0.24	$(4.18)	$(3.94)
Year ended December 31, 2019	$35.75	$0.45	$8.24	$8.69
Year ended December 31, 2018	$39.69	$0.48	$(2.59)	$(2.11)
Year ended December 31, 2017	$38.81	$0.28	$2.58	$2.86
Davis Real Estate Fund Class Y:
Six months ended June 30, 2022[e]	$56.31	$0.56	$(12.21)	$(11.65)
Year ended December 31, 2021	$39.78	$0.52	$16.71	$17.23
Year ended December 31, 2020	$44.21	$0.59	$(4.24)	$(3.65)
Year ended December 31, 2019	$36.27	$0.88	$8.39	$9.27
Year ended December 31, 2018	$40.25	$0.91	$(2.63)	$(1.72)
Year ended December 31, 2017	$39.33	$0.66	$2.68	$3.34

[a]	Per share calculations were based on average shares outstanding for the period (other than Davis Government Money Market Fund).

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[e]	Unaudited.

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.26)	$–	$–	$(0.26)	$43.72	(20.85)%	$116,466	0.94%[f]	0.94%[f]	1.96%[f]	10%
$(0.58)	$–	$–	$(0.58)	$55.53	43.24%	$152,743	0.95%	0.95%	0.88%	25%
$(0.57)	$(0.13)	$–	$(0.70)	$39.23	(8.23)%	$118,502	0.97%	0.97%	1.34%	18%
$(0.52)	$(0.69)	$–	$(1.21)	$43.59	25.39%	$157,718	0.98%	0.98%	1.84%	18%
$(0.86)	$(1.30)	$–	$(2.16)	$35.75	(4.52)%	$124,763	0.97%	0.97%	2.09%	44%
$(0.37)	$(1.95)	$–	$(2.32)	$39.70	8.30%	$138,113	0.97%	0.97%	1.46%	23%

$(0.06)	$–	$–	$(0.06)	$43.71	(21.16)%	$2,645	1.94%[f]	1.75%[f]	1.15%[f]	10%
$(0.20)	$–	$–	$(0.20)	$55.51	42.10%	$4,000	1.87%	1.75%	0.08%	25%
$(0.27)	$(0.13)	$–	$(0.40)	$39.23	(8.99)%	$3,578	1.89%	1.79%	0.52%	18%
$(0.18)	$(0.69)	$–	$(0.87)	$43.57	24.33%	$6,422	1.82%	1.80%	1.02%	18%
$(0.53)	$(1.30)	$–	$(1.83)	$35.75	(5.30)%	$6,268	1.83%	1.83%	1.23%	44%
$(0.03)	$(1.95)	$–	$(1.98)	$39.69	7.40%	$16,209	1.81%	1.81%	0.62%	23%

$(0.32)	$–	$–	$(0.32)	$44.34	(20.74)%	$87,161	0.71%[f]	0.71%[f]	2.19%[f]	10%
$(0.70)	$–	$–	$(0.70)	$56.31	43.56%	$103,411	0.72%	0.72%	1.11%	25%
$(0.65)	$(0.13)	$–	$(0.78)	$39.78	(8.11)%	$69,166	0.79%	0.79%	1.52%	18%
$(0.64)	$(0.69)	$–	$(1.33)	$44.21	25.69%	$103,800	0.77%	0.77%	2.05%	18%
$(0.96)	$(1.30)	$–	$(2.26)	$36.27	(4.27)%	$62,874	0.74%	0.74%	2.32%	44%
$(0.47)	$(1.95)	$–	$(2.42)	$40.25	8.57%	$48,532	0.73%	0.73%	1.70%	23%

[f]	Annualized.

[g]	Less than $0.005 per share.

[h]	Less than 0.50%.

[i]	Less than $0.0005 per share.

[j]
Includes the recapture of expenses reimbursed from prior fiscal years. Excluding the recapture of prior reimbursed expenses, the gross and net expense ratios for the six months ended June 30, 2022 would have been 0.54% and 0.25%, respectively, for the year ended December 31, 2018 would have both been 0.49%, and for the year ended December 31, 2017 would have been 0.55% and 0.52%, respectively.

See Notes to Financial Statements

DAVIS SERIES, INC.	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2022. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether a Fund:
1.	achieves satisfactory investment results over the long-term, after all costs;
2.
efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some but not all of these services.
A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).
The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedule should reflect those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Davis Financial Fund
The Independent Directors noted that Davis Financial Fund Class A shares outperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-year and since-inception time periods, but underperformed the S&P 500® over the three-, five-, and ten-year time periods, all periods ended February 28, 2022.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional financial services funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2021.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Financial Services category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 14 out of 27 rolling five-year time periods and outperformed the Lipper Financial Services category in 13 out of 27 rolling five-year time periods, all periods ended December 31 for each year from 1995 through 2021. The Fund outperformed the S&P 500® in 11 out of 22 rolling ten-year time periods and outperformed the Lipper Financial Services category in 12 out of 22 rolling ten-year time periods, all periods ended December 31 for each year from 2000 through 2021.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Financial Fund – (Continued)
The Independent Directors considered Davis Financial Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2023.
Davis Opportunity Fund
The Independent Directors noted that Davis Opportunity Fund Class A shares underperformed its benchmark, the Standard & Poor’s 1500® Index (the “S&P 1500®”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2022. Davis Advisors oversaw a sub-adviser for the period from May 1, 1984, until December 31, 1998. After this date, Davis Advisors became the sole investment manager for the Fund.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional multi-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and the Lipper Index over the two-, three-, four-, five-, and ten-year time periods, but underperformed both over the one-year time period, all periods ended December 31, 2021.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 1500® and the Lipper Multi-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 1500® in 8 out of 19 rolling five-year time periods and outperformed the Lipper Multi-Cap Value category in 13 out of 19 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2021. The Fund outperformed the S&P 1500® in 5 out of 14 rolling ten-year time periods and outperformed the Lipper Multi-Cap Value category in 10 out of 14 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2021.
The Independent Directors considered Davis Opportunity Fund’s management fee and total expense ratio. They observed that both were reasonable and the contractual management fee and total expense ratio were below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2023.
Davis Real Estate Fund
The Independent Directors noted that Davis Real Estate Fund Class A shares outperformed its benchmark, the Wilshire U.S. Real Estate Securities Index (the “Wilshire U.S. RESI”), over the five-year time period, but underperformed Wilshire U.S. RESI over the one-, three-, ten-year, and since-inception time periods, all periods ended February 28, 2022.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional real estate funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the two-, three-, and ten-year time periods, outperformed both over the one-year time period, performed in line with the Performance Universe Average over the four-year time period, outperformed the Performance Universe Average over the five-year time period, and underperformed the Lipper Index over the four- and five-year time periods, all periods ended December 31, 2021.
The Independent Directors also reviewed the Fund’s performance versus both the Wilshire U.S. RESI and the Lipper Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. RESI in 7 out of 24 rolling five-year time periods and outperformed the Lipper Real Estate category in 8 out of 24 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2021. The Fund underperformed the Wilshire U.S. RESI and the Lipper Real Estate category in all but 1 of the 19 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2021. In reviewing the performance, the Independent Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire U.S. RESI, as well as other funds provided in the Broadridge report, are primarily REIT only funds.
The Independent Directors considered Davis Real Estate Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2023.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Appreciation & Income Fund
The Independent Directors noted that Davis Appreciation & Income Fund Class A shares underperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2022.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional mixed-asset target allocation growth funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the four-, five-, and ten-year time periods, outperformed both over the one-year time period, and outperformed the Performance Universe Average but underperformed the Lipper Index over the two- and three-year time periods, all periods ended December 31, 2021.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Lipper Mixed-Asset Target Allocation Growth (“Lipper MATG”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 9 out of 26 rolling five-year time periods and outperformed the Lipper MATG category in 10 out of 26 rolling five-year time periods, all periods ended December 31 for each year from 1996 through 2021. The Fund outperformed the S&P 500® in 7 out of 21 rolling ten-year time periods and outperformed the Lipper MATG category in 9 out of 21 rolling ten-year time periods, all periods ended December 31 for each year from 2001 through 2021.
The Independent Directors considered Davis Appreciation & Income Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2023.
Davis Government Bond Fund
The Independent Directors noted that Davis Government Bond Fund Class A shares underperformed its benchmark, the Bloomberg Barclays U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2022.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional short U.S. government funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2021.
The Independent Directors also reviewed the Fund’s performance versus both the Bloomberg Index and the Lipper Short U.S. Government category when measured over rolling five- and ten-year time frames. The Fund outperformed the Bloomberg Index in 1 out of 24 rolling five-year time periods and outperformed the Lipper Short U.S. Government category in 2 out of 24 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2021. The Fund underperformed both the Bloomberg Index and the Lipper Short U.S. Government category in all 19 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2021.
The Independent Directors considered Davis Government Bond Fund’s management fee and total expense ratio. They observed that the management fee was reasonable and lower than the average and median of its expense group, and the total expense ratio was higher than both the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2023.
Davis Government Money Market Fund
The Independent Directors noted that Davis Government Money Market Fund Class A shares’ return were below the Morningstar U.S. Money Market - Taxable Funds category for the three-, five-, ten-year, and since-inception time periods, but outperformed the Morningstar U.S. Money Market - Taxable Funds category over the one-year time period, all periods ended February 28, 2022.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Government Money Market Fund – (Continued)
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail U.S. government money market funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one- and ten-year time periods, underperformed both over the two-year time period, and outperformed the Performance Universe Average but underperformed the Lipper Index over the three-, four-, and five-year time periods, all periods ended December 31, 2021.
The Independent Directors also reviewed the Fund’s performance versus both the Lipper U.S. Government Money Market Funds (“Lipper”) category and the Morningstar MMTF (“Morningstar”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the Lipper category in 23 out of 29 rolling five-year time periods and outperformed the Morningstar category in 17 out of 29 rolling five-year time periods, all periods ended December 31 for each year from 1993 through 2021. The Fund outperformed the Lipper category in 19 out of 24 rolling ten-year time periods and outperformed the Morningstar category in 15 out of 24 rolling ten-year time periods, all periods ended December 31 for each year from 1998 through 2021.
The Independent Directors considered Davis Government Money Market Fund’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2023.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Funds’ liquidity risk based on a variety of factors including the Funds’ (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the funds’ net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Funds are currently classified as Funds that primarily hold highly liquid investments. The LRMP includes the classification, no less than monthly, of the Funds’ investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Funds’ Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2021 through March 31, 2022. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds’ investment portfolio, is found in the Funds’ Prospectus and Statement of Additional Information.

DAVIS SERIES, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

The Funds may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of these items to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you have a direct account with the Funds and you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Davis Funds.

DAVIS SERIES, INC.	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company).	13	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting
of one portfolio) since 2014; Lead Independent
Director, Graham Holdings Company (educational
and media company); Director, The Coca-Cola
Company (beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

 Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 26, 2022

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 26, 2022